As filed with the Securities and Exchange Commission on December 5, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:	811-21833

RMK Multi-Sector High Income Fund, Inc.

(Exact name of Registrant as specified in charter)

Morgan Keegan Tower Fifty North Front Street Memphis, Tennessee 38103
(Address of principal executive offices) (Zip code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100 with copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, DC 20006

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders of RMK Multi-Sector High Income Fund, Inc. (the “Fund”) pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Semi-Annual Report

September 30, 2007

RMK

Advantage Income Fund, Inc.
High Income Fund, Inc.
Multi-Sector High Income Fund, Inc.
Strategic Income Fund, Inc.

There is no assurance that the Funds will achieve their investment objectives. The Funds are subject to market risk, which include the possibilities that the market values of the securities owned by the Funds will decline or that the shares of the Funds will trade at lower prices in the market. Accordingly, you can lose money investing in the Funds.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

i

LETTER TO STOCKHOLDERS

Dear Fellow Stockholders,

We are pleased to present the enclosed combined semi-annual report for RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (each a “Fund” and, collectively, the “Funds”). In this report, you will find information on each Fund’s investment objective and strategy and learn how your investment performed during the six months ended September 30, 2007. The portfolio manager will also provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes each Fund’s unaudited financial statements and portfolio of investments as of September 30, 2007.

In recent months, we have seen the bond market come under considerable pressure as investors shunned one type of investment after another. At first, investors sold sub-prime debt and it appeared that this was a problem relating exclusively to the housing slow-down and marginal borrowers. As the summer advanced, investors turned their backs on other types of bonds as well, including bonds unrelated to housing and unrelated to marginal borrowers. Bond prices dropped substantially and consequently so did the value of our Funds. Eventually, in early August, the bond markets for all but Government bonds ground to a virtual halt. During this entire period, our portfolio managers and staff have worked diligently to keep abreast of developments in the markets and to make the best of this difficult situation.

As always, we appreciate your continued support of the Regions Morgan Keegan closed-end funds. We remain committed to helping you pursue your financial goals through investments in our fund family. You have our commitment to bring you the highest level of disciplined decision making and personal service to meet your financial needs. If you have any questions about the Funds, please call us toll-free at 800-564-2188.

Sincerely,

Brian B. Sullivan, CFA

President

November 26, 2007

RMK ADVANTAGE INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Advantage Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as “junk bonds”) that offer attractive yield and capital appreciation potential. The Fund may also invest in investment grade debt securities, up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. The Fund invests in a wide range of below investment grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transactions involving indebtedness or through the issuance of preferred stock. The Fund may leverage up to 33 1/3% of its total assets (in each case including the amount borrowed). The Fund may vary its use of leverage in response to changing market conditions.

INVESTMENT RISKS:    Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders,

RMK ADVANTAGE INCOME FUND, INC.

but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

During the six months ended September 30, 2007, RMK Advantage Income Fund, Inc. (the “Fund”) had a total return of (38.79)%, based on market price and reinvested dividends, and the Fund had a total return of (37.96)%, based on net asset value and reinvested dividends. During the same period, the Lehman Brothers Ba U.S. High Yield Index(1) had a total return of 0.74%. The Fund paid total distributions from net investment income of $0.82 per share during the six-month period.

The turmoil in the mortgage market that began in December 2006 and the credit crunch that began during the Fund’s first fiscal quarter has continued to plague the performance of both the Fund’s net asset value and market valuation. Although below investment grade corporate debt has held up reasonably well, any asset related to residential real estate has been materially devalued. This is especially true for mortgage-backed securities and collateralized debt obligations.

The market’s appetite for credit sensitive assets has totally reversed course from the prevailing environment of 2006. A massive unwind of leverage has literally evaporated market liquidity in all structured finance assets and put selling pressure on virtually all credit-sensitive assets. Although this has been a sector of the fixed income markets that has provided very satisfying results in past periods, 2007 has proven to be much more difficult than we could have anticipated.

At any available opportunity, we are attempting to reposition the Fund’s portfolio with a preference for safer, more liquid assets in order to create some stability in the Fund’s net asset value and to provide as much income as possible. Certainly this type of market chaos provides ample opportunities to capture value for future periods; however, given the extreme illiquidity and volatility of credit-sensitive assets, we expect to favor corporate assets and somewhat straightforward structures until the credit markets begin to gain some sustained stability. We expect more rate cuts by the Federal Open Market Committee in the fourth calendar quarter of 2007

RMK ADVANTAGE INCOME FUND, INC.

and during 2008, which we anticipate will have a positive impact on liquidity and valuations of credit-sensitive assets.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF SEPTEMBER 30, 2007

Average Credit Quality	BB
Current Yield	16.55%
Yield to Maturity	12.76%
Duration	4.93 Years
Average Effective Maturity	6.58 Years
Percentage of Leveraged Assets	25%
Total Number of Holdings	219

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF SEPTEMBER 30, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
AAA	12.0%	CCC	15.3%
A	2.4%	CC	2.5%
BBB	17.2%	C	0.5%
BB	14.3%	Not Rated	14.7%

B	21.1%	Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF SEPTEMBER 30, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	40.2%
Collateralized Debt Obligations	22.0%
Collateralized Mortgage Obligations	10.7%
Equipment Leases	7.7%
Common Stocks	6.3%
Home Equity Loans	2.4%
Preferred Securities	2.3%
Collateralized Loan Obligations	2.1%
Certificate-Backed Obligations	1.0%
Other	0.1%
Short-Term Investments	5.2%

Total	100.0%

†	The Fund’s composition is subject to change.

RMK ADVANTAGE INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*

The graph below illustrates the net asset value and market price history of RMK Advantage Income Fund, Inc. (NYSE: RMA) from the commencement of investment operations on November 8, 2004 to September 30, 2007.

*	Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF SEPTEMBER 30, 2007	SIX MONTHS*	1 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(1)
MARKET VALUE	(38.79)%	(44.01)%	(6.55)%
NET ASSET VALUE	(37.96)%	(35.95)%	(9.14)%
LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX(2)	0.74%	6.15%	N/A
*	Not annualized for periods less than one year.

RMK ADVANTAGE INCOME FUND, INC.

(1)	The Fund commenced investment operations on November 8, 2004.

(2)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and other distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown in the table do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade–19.5% of Net Assets
	Certificate-Backed Obligations (“CBO”)–1.1%
3,000,000	Diversified Asset Securitization Holdings III 1A A3L, 6.150% 7/5/36 (a)(d)	$750,000
3,863,717	MKP CBO I Ltd. 4A CS 2.00% 7/12/40 (a)(d)	1,893,221

		2,643,221

	Collateralized Debt Obligations (“CDO”)–14.4%
2,975,602	Broderick CDO Ltd. 2007-3A D, 9.498% 12/6/50 (a)(d)	1,629,142
3,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51 (d)	1,890,000
1,904,039	E-Trade CDO I 2004-1A, 2.000% 1/10/40 (d)	742,575
2,000,000	Highland Park CDO Ltd. 2006-1A E, 7.805% 11/25/51 (a)(d)	1,300,000
2,957,332	IMAC CDO Ltd. 2007-2A E, 9.860% 10/20/50 (a)(d)	2,070,132
1,000,000	Kodiak CDO 2007-2A E, 8.617% 11/7/42 (a)(d)	380,000
5,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)(d)	4,000,000
2,940,930	Lexington Capital Funding Ltd. 2007-3A F, 8.860% 4/10/47 (a)(d)	1,323,418
3,980,696	Libertas Preferred Funding Ltd. 2007-3A 7, 13.110% 4/9/47 (a)(d)	2,069,962
3,000,000	Linker Finance PLC 16A E, 9.003% 5/19/45 (a)(d)	1,927,500
1,970,005	Millstone III-A CDO Ltd., 4.300% 7/5/46 (d)	985,003
2,980,785	Newbury Street CDO Ltd. 2007-1A D, 9.421% 3/4/53 (a)(d)	1,587,268
1,961,789	Norma CDO Ltd. 2007-1A E, 10.125% 3/11/49 (a)(d)	863,187
6,000,000	Palmer Square 2A CN, 5.855% 11/2/45 (a)(d)	3,600,000
2,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52 (d)	1,275,000
1,939,299	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)(d)	698,148
1,000,000	Squared CDO Ltd. 2007-1A C, 10.357% 5/11/57 (a)(d)	420,000
6,000,000	Taberna Preferred Funding Ltd. 2006-6A, 9.500% 12/5/36 (a)(d)	2,760,000
3,742,193	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 (a)(d)	1,758,831
2,975,292	Tahoma CDO Ltd. 2006-1A D, 9.296% 6/18/47 (a)(d)	684,317
1,000,000	Tahoma CDO Ltd. 2007-2A D, 10.194% 9/15/47 (a)(d)	260,000
1,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)(d)	480,000
4,448,565	Witherspoon CDO Funding Ltd. 2004-1A, 7.500% 9/15/39 (d)	2,713,625

		35,418,108

	Equipment Leases–3.3%
2,746,231	Aerco Limited 2A A3, 6.213% 7/15/25 (a)	2,296,536
6,469,471	Aviation Capital Group Trust 2005-3A C1, 8.379% 12/25/35 (a)(d)	5,822,524

		8,119,060

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade (continued)
	Home Equity Loans–0.7%
2,681,000	Bear Stearns Asset-Backed Securities, Inc. 2004-HE9 M7B, 9.131% 11/25/34 (d)	$962,935
631,454	Fremont Home Loan Trust 2004-4 M7, 6.851% 3/25/35	601,489
2,000,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)(d)	277,500

		1,841,924

	Total Asset-Backed Securities–Investment Grade (cost $83,199,182)	48,022,313

Asset-Backed Securities–Below Investment Grade or Unrated–26.6% of Net Assets
	Certificate-Backed Obligations (“CBO”)–0.2%
2,329,301	Helios Series I Multi-Asset CBO, Ltd. IA C, 8.148% 12/13/36 (a)(d)	465,860

	Collateralized Debt Obligations (“CDO”)–14.5%
2,000,000	801 Grand CDO 2006-1 LLC, 11.588% 9/20/16 (a)(d)	1,600,000
2,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47 (d)	860,000
4,000,000	Acacia CDO, Ltd. 10A, 4.570% 9/7/46 (a)(d)	1,320,000
4,000,000	Aladdin CDO I Ltd. 2006-3A, 10.588% 10/31/13 (a)(d)	1,260,000
365,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 (d)	132,313
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.360% 10/9/41 (a)(d)	740,000
910,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 (d)	168,350
3,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)(d)	900,000
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47 (d)	380,000
5,000,000	Dillon Read CDO Ltd. 2006-1A, 11.500% 12/5/46 (a)(d)	3,100,000
3,000,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 (a)(d)	690,000
4,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.319% 12/20/18 (a)(d)	2,900,000
2,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 19.957% 7/13/47 (a)(d)	660,000
2,000,000	IXIS ABS 1 Ltd., 8.120% 12/12/46 (a)(d)	660,000
4,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)(d)	2,600,000
13,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.360% 4/30/14 (a)	5,850,000
996,362	Knollwood CDO Ltd. 2006-2A E, 11.360% 7/13/46 (a)(d)	338,763
2,000,000	Knollwood CDO Ltd. 2006-2A SN, 24.500% 7/13/46 (d)	400,000
3,000,000	Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)(d)	810,000
4,000,000	Kodiak CDO 2006-1A, Zero Coupon Bond 8/7/37 (a)(d)	920,000
5,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)(d)	3,437,500
2,000,000	Trapeza CDO I LLC 2006-10A, 20.000% 6/6/41 (d)	1,140,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Debt Obligations (“CDO”) (continued)
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 (d)	$1,085,000
2,000,000	Trapeza CDO I LLC 2006-11A, 22.000% 10/10/41 (d)	1,080,000
2,500,000	Tricadia CDO Ltd. 2006-5A, Zero Coupon Bond 6/19/46 (a)(d)	1,125,000
2,100,000	Tropic CDO V, 8.540% 7/15/36 (a)(d)	1,659,000

		35,815,926

	Collateralized Loan Obligations (“CLO”)–2.7%
1,000,000	Flagship CLO 2005-4I, 15.000% 6/1/17 (d)	572,500
2,000,000	MAC Capital Ltd. 2007-1A Preference Share Component, 10.000% 7/26/23 (a)(d)	1,320,000
3,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (d)	2,190,000
3,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21 (d)	1,890,000
1,000,000	Telos CLO Ltd. 2007-2A E, 10.360% 4/15/22 (d)	720,000

		6,692,500

	Equipment Leases–6.7%
7,594,200	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 (d)	189,855
7,123,631	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 (a)	1,567,199
7,247,186	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 (a)(d)	398,595
8,000,000	Airplanes Pass Through Trust 2001-1A A9, 6.303% 3/15/19	5,340,000
736,517	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 (d)	279,876
1,566,056	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 (d)	626,422
5,463,379	DVI Receivables Corp. 2002-1 A3A, 6.174% 6/11/10 (d)	1,639,014
2,892,302	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 (a)(d)	2,075,227
3,160,473	Lease Investment Flight Trust 1 B2, Zero Coupon Bond 7/15/31	158,024
6,000,000	Pegasus Aviation Lease Securitization 2001-1A A1, 6.300% 5/10/31 (a)	3,450,000
3,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/25/29 (a)(d)	930,000

		16,654,212

	Home Equity Loans–2.4%
1,000,000	ACE Securities Corp. 2004-HE1 M5, 7.081% 3/25/34 (d)	185,000
2,892,191	ACE Securities Corp. 2004-HE3 M11, 8.631% 11/25/34 (d)	232,879
2,000,000	ACE Securities Corp. 2005-HE2 B1, 8.381% 4/25/35 (a)(d)	350,000
7,038,000	Equifirst Mortgage Loan Trust 2004-3 B2, 8.680% 12/25/34 (a)(d)	3,407,588
2,000,000	Master Asset-Backed Securities Trust 2005-FRE1 M10, 7.631% 10/25/35 (a)(d)	200,000
4,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)(d)	320,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Home Equity Loans (continued)
1,752,942	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.631% 6/25/35 (a)(d)	$134,100
2,000,000	Soundview Home Equity Loan Trust 2005-A B1, 8.131% 4/25/35 (a)(d)	187,400
2,317,638	Terwin Mortgage Trust 2005-11SL B7, 5.454% 11/25/36 (a)(d)	77,177
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips (d)	62,648
1,074,486	Terwin Mortgage Trust 2005-7SL, 0.217% 7/25/35 (a)(d)	26,970
4,000,000	Terwin Mortgage Trust 2005-R1, 1.000% 12/28/36 (a)(d)	181,600
402,142	Terwin Mortgage Trust 2006-1 2B5, 5.000% 1/25/37 (a)(d)	1,440
6,000,000	Terwin Mortgage Trust 2006-R3, 4.500% 6/26/37 (a)(d)	447,000

		5,813,802

	Manufactured Housing Loans–0.1%
390,146	Bombardier Capital Mortgage Securitization Corp. 2001-A M2, 8.265% 12/15/30 (d)	119,970

	Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $139,468,200)	65,562,270

Corporate Bonds–Investment Grade–8.0% of Net Assets
	Special Purpose Entities–8.0%
4,000,000	Duane Park I Ltd., 7.840% 6/27/16 (a)(d)	3,800,000
2,000,000	Fixed Income Pass-Through Trust 07-C JPM Class B, 6.742% 5/15/77 (a)(d)	810,400
3,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.780% 7/30/31 (a)(d)	2,250,000
2,000,000	Parcs-R 2007-8, 7.631% 1/25/46 (a)(d)	2,000,000
3,000,000	Pyxis Master Trust 2006-7, 10.128% 10/1/37 (a)(d)	3,000,000
8,000,000	Steers Delaware Business Trust 2007-A, 7.494% 6/20/18 (a)(d)	7,960,000

	Total Corporate Bonds–Investment Grade (cost $21,719,707)	19,820,400

Corporate Bonds–Below Investment Grade or Unrated–44.6% of Net Assets
	Agriculture–0.2%
725,000	Eurofresh Inc., 11.500% 1/15/13 (a)	623,500

	Apparel–1.6%
3,941,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	3,862,180

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Automotives–4.1%
2,725,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	$2,370,750
1,388,000	Dana Corp., 3/15/10 in default (c)	1,138,160
2,225,000	Dana Corp., 1/15/15 in default (c)	1,757,750
975,000	Dura Operating Corp., 4/15/12 in default (c)	460,688
1,000,000	General Motors Corporation, 8.375% 7/15/33	876,250
4,000,000	Metaldyne Corp., 11.000% 6/15/12	3,430,000

		10,033,598

	Basic Materials–4.8%
3,500,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	3,430,000
3,400,000	Key Plastics LLC, 11.750% 3/15/13 (a)	2,958,000
1,408,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	1,112,320
3,225,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	3,192,750
1,300,000	Noranda Aluminium Holding Corp., Zero Coupon Bond 11/15/14 (a)	1,209,000

		11,902,070

	Building & Construction–0.8%
1,200,000	Dayton Superior Corporation, 13.000% 6/15/09	1,170,000
525,000	Ply Gem Industries Inc., 9.000% 2/15/12	425,250
1,250,000	TOUSA, Inc., 10.375% 7/1/12	340,625

		1,935,875

	Communications–1.3%
3,475,000	CCH I Holdings LLC, 11.750% 5/15/14	3,214,375

	Consulting Services–1.5%
3,700,000	MSX International Inc., 12.500% 4/1/12 (a)	3,589,000

	Entertainment–1.4%
2,475,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	1,967,625
1,825,000	Six Flags Inc., 9.625% 6/1/14	1,507,906

		3,475,531

	Finance–1.4%
2,725,000	Advanta Capital Trust I, 8.990% 12/17/26	2,452,500
1,000,000	Asure Float, 11.110% 12/31/35 (a)(d)	978,750

		3,431,250

	Food–0.6%
2,075,000	Merisant Co., 9.500% 7/15/13	1,577,000

	Garden Products–1.0%
1,885,000	Ames True Temper, 10.000% 7/15/12	1,451,450
1,000,000	Central Garden & Pet Company, 9.125% 2/1/13	942,500

		2,393,950

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Human Resources–0.4%
908,000	Comforce Operating Inc., 12.000% 12/1/10	$930,700

	Industrials–1.5%
373,492	Home Products Inc., 6.000% pays-in-kind 3/20/17 (d)	373,492
1,525,000	Masonite Corporation, 11.000% 4/6/15	1,288,625
1,200,000	Port Townsend Paper Corp., 4/15/11 in default (a)(c)	480,000
1,700,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,683,000

		3,825,117

	Investment Companies–0.5%
1,250,000	Regional Diversified Funding, 10.000% 1/25/36 (a)	1,225,000

	Manufacturing–3.2%
3,120,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	2,808,000
4,650,000	MAAX Corp., 9.750% 6/15/12	2,325,000
2,050,000	Propex Fabrics Inc., 10.000% 12/1/12	1,558,000
1,200,000	Wolverine Tube, Inc., 10.500% 4/1/09	1,146,000

		7,837,000

	Oil & Natural Gas–1.1%
1,000,000	Chaparral Energy, Inc., 8.875% 2/1/17 (a)	937,500
1,700,000	Seametric International, 11.625% 5/25/12 (a)(d)	1,670,250

		2,607,750

	Real Estate Services–1.3%
4,150,000	Realogy Corp., 12.375% 4/15/15 (a)	3,133,250

	Retail–2.4%
1,538,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,391,890
2,550,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	2,040,000
3,625,000	VICORP Restaurants, Inc., 10.500% 4/15/11	2,356,250

		5,788,140

	Special Purpose Entities–11.1%
2,000,000	Canal Pointe II LLC, 5.310% 6/25/14 (a)(d)	1,460,000
3,000,000	Eirles Two Ltd. 262, 10.860% 8/3/21 (d)	2,910,000
3,500,000	Eirles Two Ltd. 263, 13.360% 8/3/21 (a)(d)	3,325,000
745,000	Interactive Health LLC, 7.250% 4/1/11 (a)	614,625
1,725,000	Leucadia National Corporation, 8.125% 9/15/15	1,735,781
1,700,000	MCBC Holdings Inc., 11.521% 10/15/14 (a)	1,700,000
4,025,000	PNA Intermediate Holding Corp., 12.558% 2/15/13 (a)	3,944,500
2,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)(d)	1,180,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Special Purpose Entities (continued)
1,000,000	Preferred Term Securities XIX, Ltd., 10.000% 12/22/35 (a)(d)	$745,000
1,000,000	Preferred Term Securities XVIII, Ltd., 20.000% 9/23/35 (a)(d)	605,000
3,000,000	Preferred Term Securities XXI, Ltd., 24.250% 3/22/38 (a)(d)	1,200,000
999,070	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 (a)(d)	829,228
4,000,000	Preferred Term Securities XXII, Ltd., 22.900% 9/22/36 (a)	1,600,000
3,800,000	Preferred Term Securities XXIII, Ltd., 24.000% 12/22/36 (a)	1,900,000
2,000,000	Preferred Term Securities XXIV, Ltd.,20.000% 3/22/37 (a)	1,859,200
1,000,000	Preferred Term Securities XXV, Ltd., 20.000% 6/22/37 (a)(d)	830,000
1,000,000	Pyxis Master Trust, 10.128% 10/1/37 (a)(d)	1,000,000

		27,438,334

	Telecommunications–2.5%
4,175,000	Primus Telecommunications GP, 8.000% 1/15/14	2,849,438
2,250,000	Securus Technologies Inc., 11.000% 9/1/11	1,935,000
1,700,000	Securus Technologies Inc., 11.000% 9/1/11 (a)	1,462,000

		6,246,438

	Tobacco–0.8%
575,000	North Atlantic Trading Co., 9.250% 3/1/12	460,000
1,719,000	North Atlantic Trading Co., 10.000% 3/1/12 (a)	1,585,778

		2,045,778

	Transportation–1.1%
3,875,000	Sea Containers Ltd., 10/15/06 in default (c)(e)	2,790,000

	Total Corporate Bonds–Below Investment Grade or Unrated ($126,937,301)	109,905,836

Mortgage-Backed Securities–Investment Grade–6.1% of Net Assets
	Collateralized Mortgage Obligations–6.1%
	American Home Mortgage Investment Trust 2007-1 GIOP, 2.078% 5/25/47 interest-only strips (d)	5,029,309
	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips (d)	1,094,413
	Countrywide Alternative Loan Trust 2007-OA10 X, 2.000% 9/25/47 interest-only strips (d)	2,834,555
5,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.811% 9/27/35 (a)(d)	3,750,000
3,000,000	Park Place Securities Inc. 2005-WCW2 M10, 7.631% 7/25/35 (d)	1,317,510
2,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.631% 6/25/35 (d)	1,008,340

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Mortgage-Backed Securities–Investment Grade (continued)
	Collateralized Mortgage Obligations (continued)
2,394,174	Structured Asset Investment Loan Trust 2004-7A B, Zero Coupon Bond 8/27/34 (a)(d)	$215

	Total Mortgage-Backed Securities–Investment Grade ($21,234,054)	15,034,342

Mortgage-Backed Securities–Below Investment Grade or Unrated–8.0% of Net Assets
	Collateralized Mortgage Obligations–8.0%
1,842,000	Countrywide Alternative Loan Trust 2006-OA11 N3, 12.500% 9/25/46 (a)(d)	1,674,691
3,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.131% 9/25/35 (a)(d)	150,000
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)(d)	1,650,000
8,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)(d)	4,000,000
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)(d)	564,170
6,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 (a)(d)	1,116,600
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)(d)	628,340
	Harborview Mortgage 2006-14 ES, 0.348% 2/19/37 interest-only strips (a)(d)	1,710,467
3,947,378	Harborview Mortgage Loan Trust 2006-4 B11, 7.253% 5/19/47 (a)(d)	2,027,452
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)(d)	312,500
743,284	Long Beach Mortgage Loan Trust 2001-3 M3, 7.944% 9/25/31 (d)	43,110
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 8.255% 4/25/35 (a)(d)	668,340
4,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 8.005% 8/25/35 (a)(d)	232,000
2,043,150	Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 (a)(d)	71,510
3,000,000	Park Place Securities Inc. 2005-WCW3, 7.631% 8/25/35 (a)(d)	1,580,010
1,000,000	Park Place Securities Inc. 2005-WHQ4, 7.631% 9/25/35 (a)(d)	145,000
5,250,000	Residential Asset Mortgage Products Inc. 2005-RS4 B2, 8.131% 4/25/35 (a)(d)	577,500
3,938,000	Residential Asset Mortgage Products Inc. 2005-RS4 B3, 8.131% 4/25/35 (a)(d)	196,900
636,281	Sasco Trust 2004-6XS B, 5.000% 3/28/34 (a)(d)	197,247
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)(d)	864,170
2,591,000	Soundview Home Equity Loan Trust 2005-2 B3, 8.131% 7/25/35 (a)(d)	1,312,782

	Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $43,800,756)	19,722,789

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Municipal Securities–0.1% of Net Assets
16,481	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	$15,090
31,045	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	26,306
43,907	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	33,867

	Total Municipal Securities (cost $83,592)	75,263

Common Stocks–8.2% of Net Assets
	Basic Materials–1.0%
105,500	Horsehead Holdings (c)	2,365,310

	Commercial Services–0.2%
75,100	NNN Realty Advisors (a)	634,595

	Consumer Products–0.9%
14,940	Home Products (c)(d)	74,700
202,200	Insight Health Services Holdings Corp (c)	1,617,600
150,900	The Wet Seal, Inc. (c)	583,983

		2,276,283

	Energy–0.3%
400	NuStar Energy L.P.	23,768
173,200	Pinnacle Gas Resources, Inc. (c)	855,608

		879,376

	Financials–3.4%
29,800	FSI Realty Trust (a)(c)	59,600
298,000	FSI Realty Trust Regulation D (a)(c)(d)	2,980,000
43,500	Maiden Holdings (a)	391,500
50,000	Mid Country (a)(c)(d)	850,000
191,400	Muni Funding Co. (a)(c)	1,961,850
123,300	RAIT Financial Trust	1,014,759
107,100	Star Asia Financial Ltd. (a)	1,178,100

		8,435,809

	Industrials–0.9%
58,900	Aries Maritime Transport Limited	538,935
111,695	Intermet Corporation (c)(d)	893,560
61,800	Orion Marine Group (a)(c)	880,650

		2,313,145

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Common Stocks (continued)
	Insurance–0.1%
667	Providence Washington Insurance Companies (c)(d)	$7

	Technology–1.4%
342,600	Banctec Inc. (a)(c)	2,740,800
52,400	InPhonic, Inc. (c)	145,148
41,700	Ness Technologies, Inc. (c)	455,364
4,169	Taiwan Semiconductor Manufacturing Company Ltd.	42,190

		3,383,502

	Total Common Stocks (cost $25,238,336)	20,288,027

Preferred Securities–3.1% of Net Assets
3,000	Credit Genesis CLO 2005 (a)(d)	2,610,000
1,000	Global Leveraged Capital Credit Opportunity Fund (a)(c)(d)	920,000
9	Harborview 2006-8 (c)(d)	1
2,000	Hewett’s Island II (a)(d)	1,070,000
67,000	Indymac Indx CI-1 Corp. (a)(c)(d)	73,700
2,975	Motient Corporation (d)	2,558,500
2,000	WEBS CDO 2006-1 PS (a)(d)	300,000

	Total Preferred Securities (cost $11,967,484)	7,532,201

Eurodollar Time Deposits–6.8% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated September 28, 2007 3.550% maturing at $16,727,207 on October 1, 2007.	16,722,260

	Total Investments–131.0% of Net Assets (cost $490,370,872)	322,685,701

	Other Assets and Liabilities, net–(31.0%) of Net Assets	(76,328,952)

	Net Assets	$246,356,749

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

(d)	Securities valued at fair value—See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

(e)	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

RMK HIGH INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK High Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as “junk bonds”) that offer attractive yield and capital appreciation potential. The Fund may also invest in investment grade debt securities, up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. The Fund invests in a wide range of below investment grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transactions involving indebtedness or through the issuance of preferred shares. The Fund may leverage up to 33 1/3% of its total assets (in each case including the amount borrowed). The Fund may vary its use of leverage in response to changing market conditions.

INVESTMENT RISKS:    Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders,

RMK HIGH INCOME FUND, INC.

but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and credit worthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

During the six months ended September 30, 2007, RMK High Income Fund, Inc. (the “Fund”) had a total return of (37.29)%, based on market price and reinvested dividends, and the Fund had a total return of (37.70)%, based on net asset value and reinvested dividends. During the same period, the Lehman Brothers Ba U.S. High Yield Index(1) had a total return of 0.74%. The Fund paid total distributions from net investment income of $0.82 per share during the six-month period.

The turmoil in the mortgage market that began in December 2006 and the credit crunch that began during the Fund’s first fiscal quarter has continued to plague the performance of both the Fund’s net asset value and market valuation. Although below investment grade corporate debt has held up reasonably well, any asset related to residential real estate has been materially devalued. This is especially true for mortgage-backed securities and collateralized debt obligations.

The market’s appetite for credit sensitive assets has totally reversed course from the prevailing environment of 2006. A massive unwind of leverage has literally evaporated market liquidity in all structured finance assets and put selling pressure on virtually all credit-sensitive assets. Although this has been a sector of the fixed income markets that has provided very satisfying results in past periods, 2007 has proven to be much more difficult than we could have anticipated.

At any available opportunity, we are attempting to reposition the Fund’s portfolio with a preference for safer, more liquid assets in order to create some stability in the Fund’s net asset value and to provide as much income as possible. Certainly this type of market chaos provides ample opportunities to capture value for future periods; however, given the extreme illiquidity and volatility of credit-sensitive assets, we expect to favor corporate assets and somewhat straightforward structures until the credit markets begin to gain some sustained stability. We expect more rate cuts by the Federal Open Market Committee in the fourth calendar quarter of 2007

RMK HIGH INCOME FUND, INC.

and during 2008, which we anticipate will have a positive impact on liquidity and valuations of credit-sensitive assets.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

RMK HIGH INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF SEPTEMBER 30, 2007

Average Credit Quality	BB
Current Yield	16.22%
Yield to Maturity	12.87%
Duration	4.56 Years
Average Effective Maturity	6.08 Years
Percentage of Leveraged Assets	26%
Total Number of Holdings	218

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF SEPTEMBER 30, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
AAA	12.9%	CCC	16.0%
A	2.9%	CC	2.5%
BBB	15.8%	C	0.4%
BB	12.3%	Not Rated	15.5%

B	21.7%	Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF SEPTEMBER 30, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	41.7%
Collateralized Debt Obligations	23.2%
Collateralized Mortgage Obligations	11.3%
Equipment Leases	7.3%
Common Stocks	6.3%
Collateralized Loan Obligations	2.1%
Preferred Securities	2.0%
Home Equity Loans	1.0%
Certificate-Backed Obligations	0.7%
Municipal Securities	0.1%
Short-Term Investments	4.3%

Total	100.0%

†	The Fund’s composition is subject to change.

RMK HIGH INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*

The graph below illustrates the net asset value and market price history of RMK High Income Fund, Inc. (NYSE: RMH) from the commencement of investment operations on June 24, 2003 to September 30, 2007.

*	Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF SEPTEMBER 30, 2007	SIX MONTHS*	1 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(1)
MARKET VALUE	(37.29)%	(45.26)%	1.22%
NET ASSET VALUE	(37.70)%	(36.10)%	(1.20)%
LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX(2)	0.74%	6.15%	N/A
*	Not annualized for periods less than one year.

(1)	The Fund commenced investment operations on June 24, 2003.

RMK HIGH INCOME FUND, INC.

(2)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and other distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown in the table do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade–18.1% of Net Assets
	Certificate-Backed Obligations (“CBO”)–0.8%
2,000,000	Diversified Asset Securitization Holdings III 1A A3L, 6.150% 7/5/36 (a)(d)	$500,000
1,931,859	MKP CBO I Ltd. 4A CS 2.00% 7/12/40 (a)(d)	946,611

		1,446,611

	Collateralized Debt Obligations (“CDO”)–14.9%
680,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 (d)	125,800
270,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 (d)	97,875
1,983,735	Broderick CDO Ltd. 2007-3A D, 9.498% 12/6/50 (a)(d)	1,086,095
1,970,005	Millstone III-A CDO Ltd., 4.300% 7/5/46 (d)	985,002
2,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51 (d)	1,260,000
1,904,039	E-Trade CDO I 2004-1A, 2.000% 1/10/40 (d)	742,575
1,000,000	Highland Park CDO Ltd. 2006-1A E, 7.805% 11/25/51 (a)(d)	650,000
2,957,332	IMAC CDO Ltd. 2007-2A E, 9.860% 10/20/50 (a)(d)	2,070,132
3,000,000	Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)(d)	810,000
1,000,000	Kodiak CDO 2007-2A E, 8.617% 11/7/42 (a)(d)	380,000
4,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)(d)	3,200,000
2,940,930	Lexington Capital Funding Ltd. 2007-3A F, 8.860% 4/10/47 (a)(d)	1,323,418
3,980,696	Libertas Preferred Funding Ltd. 2007-3A 7, 13.110% 4/9/47 (a)(d)	2,069,962
2,000,000	Linker Finance PLC 16A E, 9.003% 5/19/45 (a)(d)	1,285,000
993,595	Newbury Street CDO Ltd. 2007-1A D, 9.421% 3/4/53 (a)(d)	529,089
1,961,789	Norma CDO Ltd. 2007-1A E, 10.125% 3/11/49 (a)(d)	863,187
3,000,000	Palmer Square 2A CN, 5.855% 11/2/45 (a)(d)	1,800,000
1,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52 (d)	637,500
1,939,299	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)(d)	698,148
1,000,000	Squared CDO Ltd. 2007-1A C, 10.357% 5/11/57 (a)(d)	420,000
4,000,000	Taberna Preferred Funding Ltd. 2006-6A, 9.500% 12/5/36 (a)(d)	1,840,000
2,806,645	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 (a)(d)	1,319,123
1,983,529	Tahoma CDO Ltd. 2006-1A D, 9.296% 6/18/47 (a)(d)	456,211
1,000,000	Tahoma CDO Ltd. 2007-2A D, 10.194% 9/15/47 (a)(d)	260,000
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)(d)	960,000
1,500,000	Trapeza CDO I LLC 2006-10A, 20.000% 6/6/41 (d)	855,000

		26,724,117

	Equipment Leases–2.0%
915,410	Aerco Limited 2A A3, 6.213% 7/15/25 (a)	765,512
3,234,736	Aviation Capital Group Trust 2005-3A C1, 8.379% 12/25/35 (a)(d)	2,911,262

		3,676,774

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade (continued)
	Home Equity Loans–0.4%
631,454	Fremont Home Loan Trust 2004-4 M7, 6.851% 3/25/35	$601,489
1,500,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)(d)	208,125

		809,614

	Total Asset-Backed Securities–Investment Grade (cost $60,187,138)	32,657,116

Asset-Backed Securities–Below Investment Grade or Unrated–27.1% of Net Assets
	Certificate-Backed Obligations (“CBO”)–0.2%
1,552,867	Helios Series I Multi-Asset CBO, Ltd. IA C, 8.148% 12/13/36 (a)(d)	310,573

	Collateralized Debt Obligations (“CDO”)–15.7%
1,000,000	801 Grand CDO 2006-1 LLC, 11.588% 9/20/16 (a)(d)	800,000
1,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47 (d)	430,000
2,000,000	Acacia CDO, Ltd. 10A, 4.570% 9/7/46 (a)(d)	660,000
4,000,000	Aladdin CDO I Ltd. 2006-3A, 10.588% 10/31/13 (a)(d)	1,260,000
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.360% 10/9/41 (a)(d)	740,000
3,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)(d)	900,000
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47 (d)	380,000
5,000,000	Commodore CDO I Ltd. 1A C, 8.255% 2/28/37 (a)(d)	1,400,000
4,000,000	Dillon Read CDO Ltd. 2006-1A, 11.500% 12/5/46 (a)(d)	2,480,000
3,000,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 (a)(d)	690,000
3,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.319% 12/20/18 (a)(d)	2,175,000
1,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 19.957% 7/13/47 (a)(d)	330,000
1,000,000	IXIS ABS 1 Ltd., 8.120% 12/12/46 (d)	330,000
3,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)(d)	1,950,000
12,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.360% 4/30/14 (a)	5,400,000
996,362	Knollwood CDO Ltd. 2006-2A E, 11.360% 7/13/46 (a)(d)	338,763
2,000,000	Knollwood CDO Ltd. 2006-2A SN, 24.500% 7/13/46 (d)	400,000
4,000,000	Kodiak CDO 2006-1A, Zero Coupon Bond 8/7/37 (a)(d)	920,000
2,000,000	MAC Capital Ltd. 2007-1A Preference Share Component, 10.000% 7/26/23 (a)(d)	1,320,000
3,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)(d)	2,062,500
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 (d)	1,085,000
2,000,000	Trapeza CDO I LLC 2006-11A, 22.000% 10/10/41 (d)	1,080,000
1,400,000	Tropic CDO V, 8.540% 7/15/36 (a)(d)	1,106,000

		28,237,263

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Loan Obligations (“CLO”)–2.8%
1,000,000	Flagship CLO 2005-4I, 15.000% 6/1/17 (d)	$572,500
1,500,000	Four Corners CLO 2006-2I S1, Zero Coupon Bond 1/26/20 (d)	930,000
2,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (d)	1,460,000
2,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21 (d)	1,260,000
1,000,000	Telos CLO Ltd. 2007-2A E, 10.360% 4/15/22 (d)	720,000

		4,942,500

	Equipment Leases–7.6%
6,750,400	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 (d)	168,760
7,123,632	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 (a)	1,567,199
6,930,122	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 (a)(d)	381,157
7,000,000	Airplanes Pass Through Trust 2001-1A A9, 6.303% 3/15/19	4,672,500
654,682	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 (d)	248,779
918,753	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 (d)	367,501
3,572,209	DVI Receivables Corp. 2002-1 A3A, 6.174% 6/11/10 (d)	1,071,663
2,892,302	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 (a)(d)	2,075,227
2,370,355	Lease Investment Flight Trust 1 B2, Zero Coupon Bond 7/15/31	118,518
4,000,000	Pegasus Aviation Lease Securitization 2001-1A A1, 6.300% 5/10/31 (a)	2,300,000
3,517,584	Pegasus Aviation Lease Securitization 2001-1A B1, Zero Coupon Bond 5/10/31 (a)	21,985
1,758,790	Pegasus Aviation Lease Securitization 2001-1A B2, Zero Coupon Bond 5/10/31 (a)(d)	1,759
2,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/25/29 (a)(d)	620,000

		13,615,048

	Home Equity Loans–0.8%
1,500,000	ACE Securities Corp. 2005-HE2 B1, 8.381% 4/25/35 (a)(d)	262,500
2,000,000	ACE Securities Corp. 2005-SL1 B1, 6.000% 6/25/35 (a)(d)	35,000
536,290	Ameriquest Mortgage Securities Inc. 2003-8 MV6, 8.399% 10/25/33	51,633
492,609	Amresco Residential Securities Mortgage Loan Trust 1999-1 B, 9.131% 11/25/29	83,923
3,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)(d)	240,000
1,752,942	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.631% 6/25/35 (a)(d)	134,100
2,000,000	Soundview Home Equity Loan Trust 2005-A B1, 8.131% 4/25/35 (a)(d)	187,400

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Home Equity Loans (continued)
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips (d)	$25,059
934,336	Terwin Mortgage Trust 2005-7SL, 0.217% 7/25/35 (a)(d)	23,452
1,390,583	Terwin Mortgage Trust 2005-11SL B7, 5.454% 11/25/36 (a)(d)	46,306
3,000,000	Terwin Mortgage Trust 2005-R1, 1.000% 12/28/36 (a)(d)	136,200
4,000,000	Terwin Mortgage Trust 2006-R3, 4.500% 6/26/37 (a)(d)	298,000

		1,523,573

	Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $103,470,747)	48,628,957

Corporate Bonds–Investment Grade–9.5% of Net Assets
	Special Purpose Entities–9.5%
2,000,000	Canal Pointe II LLC, 5.310% 6/25/14 (a)(d)	1,460,000
3,000,000	Duane Park I Ltd., 7.840% 6/27/16 (a)(d)	2,850,000
2,000,000	Fixed Income Pass-Through Trust 07-C JPM Class B, 6.742% 5/15/77 (a)(d)	810,400
2,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.780% 7/30/31 (a)(d)	1,500,000
1,500,000	Parcs-R 2007-8, 7.631% 1/25/46 (a)(d)	1,500,000
3,000,000	Pyxis Master Trust 2006-7, 10.128% 10/1/37 (a)(d)	3,000,000
6,000,000	Steers Delaware Business Trust 2007-A, 7.494% 6/20/18 (a)(d)	5,970,000

		17,090,400

	Total Corporate Bonds–Investment Grade (cost $19,327,686)	17,090,400

Corporate Bonds–Below Investment Grade or Unrated–45.4% of Net Assets
	Agriculture–0.2%
425,000	Eurofresh Inc., 11.500% 1/15/13 (a)	365,500

	Apparel–1.6%
2,933,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	2,874,340

	Automotive–4.4%
2,025,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	1,761,750
1,125,000	Dana Corp., 3/15/10 in default (c)	922,500
1,750,000	Dana Corp., 1/15/15 in default (c)	1,382,500
725,000	Dura Operating Corp., 4/15/12 in default (c)	342,563
750,000	General Motors Corporation, 8.375% 7/15/33	657,188
3,225,000	Metaldyne Corp., 11.000% 6/15/12	2,765,438

		7,831,939

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Basic Materials–5.0%
2,575,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	$2,523,500
2,500,000	Key Plastics LLC, 11.750% 3/15/13 (a)	2,175,000
1,125,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	888,750
2,425,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	2,400,750
1,150,000	Noranda Aluminium Holding Corp., Zero Coupon Bond 11/15/14 (a)	1,069,500

		9,057,500

	Building & Construction–0.3%
425,000	Ply Gem Industries Inc., 9.000% 2/15/12	344,250
925,000	TOUSA, Inc., 10.375% 7/1/12	252,063

		596,313

	Communications–1.6%
3,075,000	CCH I Holdings LLC, 11.750% 5/15/14	2,844,375

	Consulting Services–1.4%
2,600,000	MSX International Inc., 12.500% 4/1/12 (a)	2,522,000

	Entertainment–1.4%
1,650,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	1,311,750
1,425,000	Six Flags Inc., 9.625% 6/1/14	1,177,406

		2,489,156

	Finance–2.3%
2,050,000	Advanta Capital Trust I, 8.990% 12/17/26	1,845,000
1,000,000	Asure Float, 11.110% 12/31/35 (a)(d)	978,750
1,250,000	Leucadia National Corporation, 8.125% 9/15/15	1,257,813

		4,081,563

	Food–0.6%
1,475,000	Merisant Co., 9.500% 7/15/13	1,121,000

	Garden Products–1.0%
1,415,000	Ames True Temper, 10.000% 7/15/12	1,089,550
775,000	Central Garden & Pet Company, 9.125% 2/1/13	730,438

		1,819,988

	Human Resources–0.4%
719,000	Comforce Operating Inc., 12.000% 12/1/10	736,975

	Industrials–2.1%
900,000	Dayton Superior Corporation, 13.000% 6/15/09	877,500
289,584	Home Products Inc., 6.000% pays-in-kind 3/20/17 (d)	289,584

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Industrials (continued)
1,050,000	Masonite Corporation, 11.000% 4/6/15	$887,250
875,000	Port Townsend Paper Corp., 4/15/11 in default (a)(c)	350,000
1,350,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,336,500

		3,740,834

	Manufacturing–3.3%
2,325,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	2,092,500
3,575,000	MAAX Corp., 9.750% 6/15/12	1,787,500
1,550,000	Propex Fabrics Inc., 10.000% 12/1/12	1,178,000
900,000	Wolverine Tube, Inc., 10.500% 4/1/09	859,500

		5,917,500

	Oil & Natural Gas–1.1%
750,000	Chaparral Energy, Inc., 8.875% 2/1/17 (a)	703,125
1,200,000	Seametric International, 11.625% 5/25/12 (a)(d)	1,179,000

		1,882,125

	Real Estate Services–1.3%
3,050,000	Realogy Corp., 12.375% 4/15/15 (a)	2,302,750

	Retail–2.5%
1,191,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,077,855
2,075,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	1,660,000
2,700,000	VICORP Restaurants, Inc., 10.500% 4/15/11	1,755,000

		4,492,855

	Special Purpose Entities–10.4%
1,500,000	Eirles Two Ltd. 262, 10.860% 8/3/21 (d)	1,455,000
2,300,000	Eirles Two Ltd. 263, 13.360% 8/3/21 (a)(d)	2,185,000
552,000	Interactive Health LLC, 7.250% 4/1/11 (a)	455,400
1,300,000	MCBC Holdings Inc., 11.521% 10/15/14 (a)	1,300,000
3,250,000	PNA Intermediate Holding Corp., 12.558% 2/15/13 (a)	3,185,000
1,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)(d)	590,000
1,000,000	Preferred Term Securities XIX, Ltd.,10.000% 12/22/35 (a)(d)	745,000
1,000,000	Preferred Term Securities XVIII, Ltd., 20.000% 9/23/35 (a)(d)	605,000
3,000,000	Preferred Term Securities XXI, Ltd., 24.250% 3/22/38 (a)(d)	1,200,000
999,070	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 (a)(d)	829,228
2,400,000	Preferred Term Securities XXII, Ltd.,22.900% 9/22/36 (a)	960,000
3,200,000	Preferred Term Securities XXIII, Ltd.,24.000% 12/22/36 (a)	1,600,000
1,000,000	Preferred Term Securities XXIV, Ltd.,20.000% 3/22/37 (a)	929,600

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Special Purpose Entities (continued)
1,000,000	Preferred Term Securities XXV, Ltd., 20.000% 6/22/37 (a)(d)	$830,000
1,000,000	Pyxis Master Trust, 10.128% 10/1/37 (a)(d)	1,000,000
1,316,750	TPref Funding I Ltd., 25.000% 1/15/33 (a)(d)	895,390

		18,764,618

	Telecommunications–2.5%
2,925,000	Primus Telecommunications GP, 8.000% 1/15/14	1,996,313
1,775,000	Securus Technologies Inc., 11.000% 9/1/11	1,526,500
1,250,000	Securus Technologies Inc., 11.000% 9/1/11 (a)	1,075,000

		4,597,813

	Tobacco–0.8%
425,000	North Atlantic Trading Co., 9.250% 3/1/12	340,000
1,212,500	North Atlantic Trading Co., 10.000% 3/1/12 (a)	1,118,530

		1,458,530

	Transportation–1.2%
3,005,000	Sea Containers Ltd., 10/15/06 in default (c)(e)	2,163,600

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $94,406,133)	81,661,274

Mortgage-Backed Securities–Investment Grade–7.2% of Net Assets
	Collateralized Mortgage Obligations–7.2%
	American Home Mortgage Investment Trust 2007-1 GIOP, 2.078% 5/25/47 interest-only strips (d)	3,893,684
	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips (d)	1,094,413
	Countrywide Alternative Loan Trust 2007-OA10 X, 2.000% 9/25/47 interest-only strips (d)	1,889,703
3,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.811% 9/27/35 (a)(d)	2,250,000
	Harborview Mortgage Loan Trust 2003-2 1X, 1.049% 10/19/33 interest-only strips	223,160
	Mellon Residential Funding Corp. 2002-TBC2 X, 0.555% 8/15/32 interest-only strips	446,779
2,000,000	Park Place Securities Inc. 2005-WCW2 M10, 7.631% 7/25/35 (d)	878,340
2,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.631% 6/25/35 (d)	1,008,340
1,305,646	Structured Asset Trust 2003-S A, 7.500% 12/28/33 (a)(d)	287,242
116,579	Structured Asset Investment Loan Trust 2004-5A B, Zero Coupon Bond 6/27/34 (a)(d)	40

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Mortgage-Backed Securities–Investment Grade (continued)
	Collateralized Mortgage Obligations (continued)
1,795,629	Structured Asset Investment Loan Trust 2004-7A B, Zero Coupon Bond 8/27/34 (a)(d)	$162
1,306,113	Structured Asset Investment Loan Trust 2004-8 B2, 5.000% 9/25/34	984,139

	Total Mortgage-Backed Securities–Investment Grade (cost $20,193,215)	12,956,002

Mortgage-Backed Securities–Below Investment Grade or Unrated–7.7% of Net Assets
	Collateralized Mortgage Obligations–7.7%
5,058,130	Countrywide Alternative Loan Trust 2006-6CB B5, 5.576% 5/25/36 (d)	564,032
1,000,000	Countrywide Alternative Loan Trust 2006-OA11 N3, 12.500% 9/25/46 (a)(d)	909,170
1,068,223	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH2 B2, 8.631% 6/25/34 (a)	14,612
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.131% 9/25/35 (a)(d)	100,000
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)(d)	1,650,000
6,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)(d)	3,000,000
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)(d)	564,170
5,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 (a)(d)	930,500
2,960,533	Harborview Mortgage Loan Trust 2006-4 B11, 7.253% 5/19/47 (a)(d)	1,520,589
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)(d)	628,340
	Harborview Mortgage 2006-14 ES, 0.348% 2/19/37 interest-only strips (a)(d)	903,041
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)(d)	312,500
3,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 8.005% 8/25/35 (a)(d)	174,000
1,035,429	Meritage Mortgage Loan Trust 2004-2 B1, 8.381% 1/25/35 (a)(d)	59,537
1,021,575	Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 (a)(d)	35,755
2,000,000	Park Place Securities Inc. 2005-WCW3, 7.631% 8/25/35 (a)(d)	1,053,340
1,000,000	Park Place Securities Inc. 2005-WHQ4, 7.631% 9/25/35 (a)(d)	145,000
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)(d)	864,170
2,167,000	Structured Asset Investment Loan Trust 2003-BC1 B2, 9.000% 5/25/32	331,653

	Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $29,412,431)	13,760,409

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Municipal Securities–0.1% of Net Assets
13,185	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	$12,072
24,836	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	21,045
35,126	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	27,094

	Total Municipal Securities (cost $66,875)	60,211

Common Stocks–8.4% of Net Assets
	Basic Materials–1.0%
78,400	Horsehead Holdings (c)	1,757,728

	Commercial Services–0.2%
55,100	NNN Realty Advisors (a)	465,595

	Consumer Products–1.0%
11,583	Home Products (c)(d)	57,915
160,000	Insight Health Services Holdings Corp (c)	1,280,000
111,600	The Wet Seal, Inc. (c)	431,892

		1,769,807

	Energy–0.3%
128,000	Pinnacle Gas Resources, Inc. (c)	632,320

	Financials–3.6%
26,200	FSI Realty Trust (a)(c)	52,400
262,000	FSI Realty Trust Regulation D (a)(c)(d)	2,620,000
32,000	Maiden Holdings (a)	288,000
38,235	Mid Country (a)(c)(d)	649,995
113,600	Muni Funding Co. (c)	1,453,450
55,200	RAIT Financial Trust	454,296
79,300	Star Asia Financial Ltd. (a)	872,300

		6,390,441

	Industrials–1.0%
47,300	Aries Maritime Transport Limited	432,795
91,386	ID (d)	731,088
45,800	Orion Marine Group (a)(c)	652,650

		1,816,533

	Insurance–0.1%
333	Providence Washington Insurance Companies (c)(d)	3

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Common Stocks (continued)
	Technology–1.2%
253,700	Banctec Inc. (a)(c)	$2,029,600
38,773	InPhonic, Inc. (c)	107,401
800	Ness Technologies, Inc. (c)	8,736
3,115	Taiwan Semiconductor Manufacturing Company Ltd.	31,524

		2,177,261

	Total Common Stocks (cost $18,914,290)	15,009,688

Preferred Securities–2.6% of Net Assets
1,000	Credit Genesis CLO 2005 (a)(d)	870,000
1,000	Global Leveraged Capital Credit Opportunity Fund (a)(c)(d)	920,000
7	Harborview 2006-8 (c)(d)	1
1,000	Hewett’s Island II (a)(d)	535,000
67,000	Indymac Indx CI-1 Corp. (a)(c)(d)	73,700
2,325	Motient Corporation (d)	1,999,500
2,000	WEBS CDO 2006-1 PS (a)(d)	300,000

	Total Preferred Securities (cost $8,443,859)	4,698,201

Eurodollar Time Deposits–5.6% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated September 28, 2007, 3.550% maturing at $10,135,439 on October 1, 2007.	10,132,441

	Total Investments–131.7% of Net Assets (cost $364,554,815)	236,654,699

	Other Assets and Liabilities, net–(31.7%) of Net Assets	(56,958,481)

	Net Assets	$179,696,218

(a)	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	Securities valued at fair value—See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

(e)	These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Multi-Sector High Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests in a diversified portfolio consisting primarily of debt securities that offer attractive yield and capital appreciation potential. Under normal market conditions, the Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as “junk bonds”), including up to 20% of the Fund’s total assets in distressed securities. The Fund maintains the flexibility to invest up to 50% of its total assets in investment grade debt securities. The Fund invests up to 30% of its total assets in equity securities of both domestic and foreign issuers and up to 15% of its total assets in a combination of foreign debt and foreign equity securities. The Fund invests in a wide range of debt securities including, corporate bonds, mortgage-backed and asset-backed securities, convertible debt securities, distressed securities, including securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring, U.S. government and municipal obligations and foreign government obligations. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transactions involving indebtedness or through the issuance of preferred stock. The Fund may leverage up to 33 1/3% of its total assets (in each case including the amounts obtained through leverage). The Fund may vary its use of leverage in response to changing market conditions.

INVESTMENT RISKS:    Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

uncertainty or change, than higher-rated debt securities. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

During the six months ended September 30, 2007, RMK Multi-Sector High Income Fund, Inc. (the “Fund”) had a total return of (36.83)%, based on market price and reinvested dividends, and the Fund had a total return of (41.82)%, based on net asset value and reinvested dividends. During the same period, the Lehman Brothers Ba U.S. High Yield Index(1) had a total return of 0.74%. The Fund paid total distributions from net investment income of $0.84 per share during the six-month period.

The turmoil in the mortgage market that began in December 2006 and the credit crunch that began during the Fund’s first fiscal quarter has continued to plague the performance of both the Fund’s net asset value and market valuation. Although below investment grade corporate debt has held up reasonably well, any asset related to residential real estate has been materially devalued. This is especially true for mortgage-backed securities and collateralized debt obligations.

The market’s appetite for credit sensitive assets has totally reversed course from the prevailing environment of 2006. A massive unwind of leverage has literally evaporated market liquidity in all structured finance assets and put selling pressure on virtually all credit-sensitive assets. Although this has been a sector of the fixed income markets that has provided very satisfying results in past periods, 2007 has proven to be much more difficult than we could have anticipated.

At any available opportunity, we are attempting to reposition the Fund’s portfolio with a preference for safer, more liquid assets in order to create some stability in the Fund’s net asset value and to provide as much income as possible. Certainly this type of market chaos provides ample opportunities to capture value for future periods; however, given the extreme illiquidity and volatility of credit-sensitive assets, we expect to favor corporate assets and somewhat straightforward structures

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

until the credit markets begin to gain some sustained stability. We expect more rate cuts by the Federal Open Market Committee in the fourth calendar quarter of 2007 and during 2008, which we anticipate will have a positive impact on liquidity and valuations of credit-sensitive assets.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF SEPTEMBER 30, 2007

Average Credit Quality	BB
Current Yield	18.20%
Yield to Maturity	12.76%
Duration	4.89 Years
Average Effective Maturity	6.52 Years
Percentage of Leveraged Assets	27%
Total Number of Holdings	215

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF SEPTEMBER 30, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
AAA	11.9%	CCC	13.4%
A	2.1%	CC	2.8%
BBB	15.5%	C	0.2%
BB	15.1%	Not Rated	17.4%

B	21.6%	Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF SEPTEMBER 30, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	39.9%
Collateralized Debt Obligations	20.9%
Collateralized Mortgage Obligations	12.8%
Equipment Leases	7.6%
Common Stocks	6.4%
Home Equity Loans	4.4%
Collateralized Loan Obligations	2.1%
Preferred Securities	2.0%
Certificate Backed Obligations	0.2%
Short-Term Investments	3.7%

Total	100.0%

†	The Fund’s composition is subject to change.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*

The graph below illustrates the net asset value and market price history of RMK Multi-Sector High Income Fund, Inc. (NYSE: RHY) from the commencement of investment operations on January 19, 2006 to September 30, 2007.

*	Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF SEPTEMBER 30, 2007	SIX MONTHS*	1 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(1)
MARKET VALUE	(36.83)%	(39.26)%	(15.40)%
NET ASSET VALUE	(41.82)%	(40.02)%	(22.31)%
LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX(2)	0.74%	6.15%	N/A
*	Not annualized for periods less than one year.
(1)	The Fund commenced investment operations on January 19, 2006.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

(2)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and other distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown in the table do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade–16.0% of Net Assets
	Certificate-Backed Obligations (“CBO”)–0.3%
3,000,000	Diversified Asset Securitization Holdings III 1A A3L, 6.150% 7/5/36 (a)(d)	$750,000

	Collateralized Debt Obligations (“CDO”)–12.3%
2,975,602	Broderick CDO Ltd. 2007-3A D, 9.498% 12/6/50 (a)(d)	1,629,142
3,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51 (d)	1,890,000
2,000,000	Highland Park CDO Ltd. 2006-1A E, 7.805% 11/25/51 (a)(d)	1,300,000
2,957,332	IMAC CDO Ltd. 2007-2A E, 9.860% 10/20/50 (a)(d)	2,070,132
2,000,000	Kodiak CDO 2007-2A E, 8.617% 11/7/42 (a)(d)	760,000
4,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)(d)	3,200,000
4,754,504	Lexington Capital Funding Ltd. 2007-3A F, 8.860% 4/10/47 (a)(d)	2,139,527
3,980,696	Libertas Preferred Funding Ltd. 2007-3A 7, 13.110% 4/9/47 (a)(d)	2,069,962
5,000,000	Linker Finance PLC 16A E, 9.003% 5/19/45 (a)(d)	3,212,500
4,038,510	Millstone III-A CDO Ltd., 4.300% 7/5/46 (d)	2,019,255
2,980,785	Newbury Street CDO Ltd. 2007-1A D, 9.421% 3/4/53 (a)(d)	1,587,268
1,961,789	Norma CDO Ltd. 2007-1A E, 10.125% 3/11/49 (a)(d)	863,187
2,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52 (d)	1,275,000
1,939,299	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)(d)	698,148
1,000,000	Squared CDO Ltd. 2007-1A C, 10.357% 5/11/57 (a)(d)	420,000
6,000,000	Taberna Preferred Funding Ltd. 2006-6A, 9.500% 12/5/36 (a)(d)	2,760,000
4,677,742	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 (a)(d)	2,198,539
2,975,293	Tahoma CDO Ltd. 2006-1A D, 9.296% 6/18/47 (a)(d)	684,317
1,000,000	Tahoma CDO Ltd. 2007-2A D, 10.194% 9/15/47 (a)(d)	260,000
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)(d)	960,000

		31,996,977

	Equipment Leases–2.8%
1,830,820	Aerco Limited 2A A3, 6.213% 7/15/25 (a)	1,531,024
6,469,471	Aviation Capital Group Trust 2005-3A C1, 8.379% 12/25/35 (a)(d)	5,822,524

		7,353,548

	Home Equity Loans–0.6%
931,660	Aegis Asset-Backed Securities Trust 2004-2 B3, 8.881% 6/25/34 (d)	93,166
1,262,908	Fremont Home Loan Trust 2004-4 M7, 6.851% 3/25/35	1,202,978
197,359	Meritage Asset Holdings 2004-2 N6, 9.000% 1/25/35 (a)(d)	1,974
1,617,061	Soundview Trust 2005-1N N2, 6.413% 4/25/35 (a)(d)	92,172
2,200,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)(d)	305,250

		1,695,540

	Total Asset-Backed Securities–Investment Grade (cost $74,983,240)	41,796,065

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated–30.9% of Net Assets
	Collateralized Debt Obligations (“CDO”)–15.6%
2,000,000	801 Grand CDO 2006-1 LLC, 11.588% 9/20/16 (a)(d)	$1,600,000
3,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47 (d)	1,290,000
4,000,000	Acacia CDO, Ltd. 10A, 4.570% 9/7/46 (a)(d)	1,320,000
6,000,000	Aladdin CDO I Ltd. 2006-3A, 10.588% 10/31/13 (a)(d)	1,890,000
365,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 (d)	132,313
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.360% 10/9/41 (a)(d)	740,000
910,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 (d)	168,350
4,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)(d)	1,200,000
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47 (d)	380,000
5,000,000	Dillon Read CDO Ltd. 2006-1A, 11.500% 12/5/46 (a)(d)	3,100,000
5,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.319% 12/20/18 (a)(d)	3,625,000
2,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 19.957% 7/13/47 (a)(d)	660,000
2,000,000	IXIS ABS 1 Ltd., 8.120% 12/12/46 (a)(d)	660,000
5,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)(d)	3,250,000
15,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.360% 4/30/14 (a)	6,750,000
1,992,724	Knollwood CDO Ltd. 2006-2A E, 11.360% 7/13/46 (a)(d)	677,526
3,000,000	Knollwood CDO Ltd. 2006-2A SN, 24.500% 7/13/46 (d)	600,000
3,000,000	Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)(d)	810,000
6,000,000	Kodiak CDO 2006-1A, Zero Coupon Bond 8/7/37 (a)(d)	1,380,000
5,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)(d)	3,437,500
2,000,000	Trapeza CDO I LLC 2006-10A, 20.000% 6/6/41 (d)	1,140,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 (d)	1,085,000
2,000,000	Trapeza CDO I LLC 2006-11A, 22.000% 10/10/41 (d)	1,080,000
2,000,000	Tricadia CDO Ltd. 2006-5A, Zero Coupon Bond 6/19/46 (a)(d)	900,000
3,500,000	Tropic CDO V, 8.540% 7/15/36 (a)(d)	2,765,000

		40,640,689

	Collateralized Loan Obligations (“CLO”)–2.7%
1,850,000	Flagship CLO 2005-4I, 15.000% 6/1/17 (d)	1,059,125
2,000,000	MAC Capital Ltd. 2007-1A Preference Share Component, 10.000% 7/26/23 (a)(d)	1,320,000
3,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (d)	2,190,000
3,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21 (d)	1,890,000
1,000,000	Telos CLO Ltd. 2007-2A E, 10.360% 4/15/22 (d)	720,000

		7,179,125

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Equipment Leases–7.3%
8,480,190	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 (d)	$212,005
7,498,560	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 (a)	1,649,683
6,341,288	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 (a)(d)	348,771
9,000,000	Airplanes Pass Through Trust 2001-1A A9, 6.303% 3/15/19	6,007,500
3,585,626	Aviation Capital Group Trust 2000-1A C1, 7.703% 11/15/25 (a)(d)	295,814
2,179,092	Aviation Capital Group Trust 2000-1I D1, 8.500% 11/15/25 (a)(d)	348,655
1,881,847	DVI Receivables Corp. 1999-2 A4, 7.220% 11/13/07 (d)	771,557
2,002,713	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 (d)	801,085
3,432,734	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 (a)(d)	2,462,986
3,160,473	Lease Investment Flight Trust 1 B2, Zero Coupon Bond 7/15/31	158,024
6,000,000	Pegasus Aviation Lease Securitization 2001-1A A1, 6.300% 5/10/31 (a)	3,450,000
3,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/25/29 (a)(d)	930,000
63,000,000	United Capital Aviation Trust 2005-1 B2, Zero Coupon Bond 7/15/31 (a)(d)	1,575,000

		19,011,080

	Home Equity Loans–5.3%
1,667,000	ACE Securities Corp. 2004-HE1 M5, 7.081% 3/25/34 (d)	308,395
2,000,000	ACE Securities Corp. 2005-HE2 B1, 8.381% 4/25/35 (a)(d)	350,000
2,649,000	ACE Securities Corp. 2005-SL1 B1, 6.000% 6/25/35 (a)(d)	46,357
5,851,000	Asset-Backed Securities Corp. Home Equity 2005-HE5 M12, 8.131% 6/25/35 (a)(d)	1,648,051
2,596,878	Equifirst Mortgage Loan Trust 2004-3 N3, 7.869% 12/25/34 (a)(d)	1,607,909
3,000,000	Fremont Home Loan Trust 2005-2 B3, 7.881% 6/25/35 (a)(d)	315,000
8,500,000	Indymac Residential Asset-Backed Trust 2005-B M11, 8.631% 8/25/35 (a)(d)	4,285,445
7,000,000	Indymac Residential Asset-Backed Trust 2005-C M11, 7.631% 10/25/35 (d)	965,720
2,000,000	Master Asset-Backed Securities Trust 2005-FRE1 M10, 7.631% 10/25/35 (a)(d)	200,000
3,505,884	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.631% 6/25/35 (a)(d)	268,200
6,102,000	New Century Home Equity Loan Trust 2006-2 M10, 7.131% 8/25/36 (d)	610,200
5,375,000	Soundview Home Equity Loan Trust 2005-A B2, 8.131% 4/25/35 (a)(d)	150,500
1,500,000	Soundview Trust 2005-1N N3, 8.500% 4/25/35 (a)(d)	45,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Home Equity Loans (continued)
12,798,000	Terwin Mortgage Trust 2006-R2 A, 4.500% 12/25/36 (a)(d)	$2,443,138
7,000,000	Terwin Mortgage Trust 2006-R3, 4.500% 6/26/37 (a)(d)	521,500

		13,765,415

	Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $180,665,462)	80,596,309

Corporate Bonds–Investment Grade–8.5% of Net Assets
	Special Purpose Entities–8.5%
5,000,000	Duane Park I Ltd., 7.840% 6/27/16 (a)(d)	4,750,000
3,000,000	Fixed Income Pass-Through Trust 07-C JPM Class B, 6.742% 5/15/77 (a)(d)	1,215,600
3,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.780% 7/30/31 (a)(d)	2,250,000
2,000,000	Parcs-R 2007-8, 7.631% 1/25/46 (a)(d)	2,000,000
3,000,000	Pyxis Master Trust 2006-7, 10.128% 10/1/37 (a)(d)	3,000,000
9,000,000	Steers Delaware Business Trust 2007-A, 7.494% 6/20/18 (a)(d)	8,955,000

	Total Corporate Bonds–Investment Grade ($24,742,506)	22,170,600

Corporate Bonds–Below Investment Grade or Unrated–44.5% of Net Assets
	Agriculture–0.3%
850,000	Eurofresh Inc., 11.500% 1/15/13 (a)	731,000

	Apparel–1.6%
4,351,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	4,263,980

	Automotives–4.0%
2,925,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	2,544,750
1,000,000	Dana Corp., 3/15/10 in default (c)	820,000
2,325,000	Dana Corp., 1/15/15 in default (c)	1,836,750
975,000	Dura Operating Corp., 4/15/12 in default (c)	460,688
1,100,000	General Motors Corporation, 8.375% 7/15/33	963,875
4,472,000	Metaldyne Corp., 11.000% 6/15/12	3,834,740

		10,460,803

	Basic Materials–5.0%
3,850,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	3,773,000
3,720,000	Key Plastics LLC, 11.750% 3/15/13 (a)	3,236,400
1,522,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	1,202,380
3,475,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	3,440,250
1,400,000	Noranda Aluminium Holding Corp., Zero Coupon Bond 11/15/14 (a)	1,302,000

		12,954,030

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Building & Construction–0.8%
1,325,000	Dayton Superior Corporation, 13.000% 6/15/09	$1,291,875
625,000	Ply Gem Industries Inc., 9.000% 2/15/12	506,250
1,300,000	TOUSA, Inc., 10.375% 7/1/12	354,250

		2,152,375

	Communications–0.4%
1,000,000	CCH I Holdings LLC, 11.750% 5/15/14	925,000

	Consulting Services–1.5%
4,000,000	MSX International Inc., 12.500% 4/1/12 (a)	3,880,000

	Entertainment–1.4%
2,590,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	2,059,050
2,075,000	Six Flags Inc., 9.625% 6/1/14	1,714,469

		3,773,519

	Finance–1.8%
3,065,000	Advanta Capital Trust I, 8.990% 12/17/26	2,758,500
2,000,000	Asure Float, 11.110% 12/31/35 (a)(d)	1,957,500

		4,716,000

	Food–0.7%
2,375,000	Merisant Co., 9.500% 7/15/13	1,805,000

	Garden Products–1.0%
2,075,000	Ames True Temper, 10.000% 7/15/12	1,597,750
1,165,000	Central Garden & Pet Company, 9.125% 2/1/13	1,098,012

		2,695,762

	Human Resources–0.4%
1,076,000	Comforce Operating Inc., 12.000% 12/1/10	1,102,900

	Industrials–1.6%
393,957	Home Products Inc., 6.000% pays-in-kind 3/20/17 (d)	393,957
1,625,000	Masonite Corporation, 11.000% 4/6/15	1,373,125
1,300,000	Port Townsend Paper Corp., 4/15/11 in default (a)(c)	520,000
1,800,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,782,000

		4,069,082

	Manufacturing–3.1%
3,200,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	2,880,000
4,750,000	MAAX Corp., 9.750% 6/15/12	2,375,000
2,194,000	Propex Fabrics Inc., 10.000% 12/1/12	1,667,440
1,325,000	Wolverine Tube, Inc., 10.500% 4/1/09	1,265,375

		8,187,815

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Oil & Natural Gas–1.1%
1,100,000	Chaparral Energy, Inc., 8.875% 2/1/17 (a)	$1,031,250
1,800,000	Seametric International, 11.625% 5/25/12 (a)(d)	1,768,500

		2,799,750

	Real Estate Services–1.2%
4,250,000	Realogy Corp., 12.375% 4/15/15 (a)	3,208,750

	Retail–2.4%
1,611,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,457,955
2,715,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	2,172,000
3,875,000	VICORP Restaurants, Inc., 10.500% 4/15/11	2,518,750

		6,148,705

	Special Purpose Entities–12.1%
2,000,000	Canal Pointe II LLC, 5.310% 6/25/14 (a)(d)	1,460,000
4,000,000	Eirles Two Ltd. 262, 10.860% 8/3/21 (d)	3,880,000
3,500,000	Eirles Two Ltd. 263, 13.360% 8/3/21 (a)(d)	3,325,000
776,000	Interactive Health LLC, 7.250% 4/1/11 (a)	640,200
1,875,000	Leucadia National Corporation, 8.125% 9/15/15	1,886,719
1,825,000	MCBC Holdings Inc., 11.521% 10/15/14 (a)	1,825,000
5,000,000	MM Community Funding II Ltd., Zero Coupon Bond 12/15/31 (a)(d)	595,000
4,625,000	PNA Intermediate Holding Corp., 12.558% 2/15/13 (a)	4,532,500
3,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)(d)	1,770,000
1,000,000	Preferred Term Securities XIX, Ltd.,10.000% 12/22/35 (a)(d)	745,000
1,000,000	Preferred Term Securities XVIII, Ltd., 20.000% 9/23/35 (a)(d)	605,000
3,000,000	Preferred Term Securities XXI, Ltd., 24.250% 3/22/38 (a)(d)	1,200,000
999,070	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 (a)(d)	829,228
4,600,000	Preferred Term Securities XXII, Ltd., 22.900% 9/22/36 (a)	1,840,000
3,800,000	Preferred Term Securities XXIII, Ltd., 24.000% 12/22/36 (a)	1,900,000
2,000,000	Preferred Term Securities XXIV, Ltd.,20.000% 3/22/37 (a)	1,859,200
1,000,000	Preferred Term Securities XXV, Ltd., 20.000% 6/22/37 (a)(d)	830,000
2,000,000	Pyxis Master Trust, 10.128% 10/1/37 (a)(d)	2,000,000

		31,722,847

	Telecommunications–2.2%
3,000,000	Primus Telecommunications GP, 8.000% 1/15/14	2,047,500
2,425,000	Securus Technologies Inc., 11.000% 9/1/11	2,085,500
1,875,000	Securus Technologies Inc., 11.000% 9/1/11 (a)	1,612,500

		5,745,500

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Tobacco–0.8%
625,000	North Atlantic Trading Co., 9.250% 3/1/12	$500,000
1,759,000	North Atlantic Trading Co., 10.000% 3/1/12 (a)	1,622,678

		2,122,678

	Transportation–1.1%
2,890,000	Sea Containers Ltd., 10/15/06 in default (c)(e)	2,080,800
1,134,500	Sea Containers Ltd., 10/15/06 in default (c)(e)	816,840

		2,897,640

	Total Corporate Bonds–Below Investment Grade or Unrated ($134,312,780)	116,363,136

Mortgage-Backed Securities–Investment Grade–7.5% of Net Assets
	Collateralized Mortgage Obligations–7.5%
	American Home Mortgage Investment Trust 2007-1 GIOP, 2.078% 5/25/47 interest-only strips (d)	3,929,148
	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips (d)	1,094,413
	Countrywide Alternative Loan Trust 2007-OA10 X, 2.000% 9/25/47 interest-only strips (d)	2,834,555
7,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.811% 9/27/35 (a)(d)	5,250,000
4,000,000	Park Place Securities Inc. 2005-WCW3 M10, 7.631% 8/25/35 (d)	2,396,680
3,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.631% 6/25/35 (d)	1,512,510
4,788,346	Structured Asset Investment Loan Trust 2004-7A B, Zero Coupon Bond 8/27/34 (a)(d)	431
1,306,112	Structured Asset Investment Loan Trust 2004-8 B2, 5.000% 9/25/34	984,139
2,500,000	Structured Asset Investment Loan Trust 2005-HE1 B1, 7.631% 7/25/35 (d)	1,441,675

	Total Mortgage-Backed Securities–Investment Grade ($29,689,790)	19,443,551

Mortgage-Backed Securities–Below Investment Grade or Unrated–9.6% of Net Assets
	Collateralized Mortgage Obligations–9.6%
3,317,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B2, 8.755% 1/25/35 (a)(d)	165,850
4,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.131% 9/25/35 (a)(d)	200,000
4,826,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH4 B2, 7.131% 12/25/35 (a)(d)	482,600

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Mortgage-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Mortgage Obligations (continued)
3,100,000	First Franklin Trust 2004-FFH4 N4, 8.000% 1/21/35 (a)(d)	$93,000
6,450,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)(d)	3,547,500
14,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)(d)	7,000,000
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)(d)	564,170
6,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 (a)(d)	1,116,600
5,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)(d)	1,570,850
	Harborview Mortgage 2006-14 ES, 0.348% 2/19/37 interest-only strips (a)(d)	895,959
3,947,378	Harborview Mortgage Loan Trust 2006-4 B11, 7.253% 5/19/47 (a)(d)	2,027,452
4,172,462	Harborview Mortgage Loan Trust 2006-CB1 2B5, 6.881% 3/25/36 (d)	2,240,445
1,995,758	Harborview Mortgage Loan Trust 2006-CB1 2B6, 6.881% 3/25/36 (d)	211,650
6,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)(d)	375,000
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 8.255% 4/25/35 (a)(d)	668,340
4,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 8.005% 8/25/35 (a)(d)	232,000
5,000,000	Long Beach Mortgage Loan Trust 2006-2 B, 7.631% 3/25/36 (a)(d)	325,000
7,022,000	Merrill Lynch Mortgage Investors Inc.2006-SL1 B5, 7.500% 9/25/36 (a)(d)	526,650
4,000,000	Park Place Securities Inc. 2005-WCW2 M11, 7.631% 7/25/35 (a)(d)	1,136,680
2,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)(d)	1,728,340

	Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $59,360,301)	25,108,086

Common Stocks–8.5% of Net Assets
	Basic Materials–1.0%
119,000	Horsehead Holdings (c)	2,667,980

	Commercial Services–0.3%
84,400	NNN Realty Advisors (a)	713,180

	Consumer Products–1.0%
15,758	Home Products (c)(d)	78,790
221,000	Insight Health Services Holdings Corp (c)	1,768,000
171,800	The Wet Seal, Inc. (c)	664,866

		2,511,656

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Common Stocks (continued)
	Energy–0.4%
1,400	NuStar Energy L.P.	$83,188
197,250	Pinnacle Gas Resources, Inc. (c)	974,415

		1,057,603

	Financials–3.7%
35,000	FSI Realty Trust (a)(c)	70,000
350,000	FSI Realty Trust Regulation D (a)(c)(d)	3,500,000
48,800	Maiden Holdings (a)	439,200
52,941	Mid Country (a)(c)(d)	899,997
215,600	Muni Funding Co. (a)(c)	2,209,900
162,400	RAIT Financial Trust	1,336,552
120,700	Star Asia Financial Ltd. (a)	1,327,700

		9,783,349

	Industrials–0.6%
71,200	Aries Maritime Transport Limited	651,480
69,600	Orion Marine Group (a)(c)	991,800

		1,643,280

	Technology–1.5%
385,900	Banctec Inc. (a)(c)	3,087,200
100	Cirrus Logic, Inc. (c)	640
58,427	InPhonic, Inc. (c)	161,843
46,500	Ness Technologies, Inc. (c)	507,780
3,462	Taiwan Semiconductor Manufacturing Company Ltd.	35,035

		3,792,498

	Total Common Stocks (cost $25,325,138)	22,169,546

Preferred Securities–2.7% of Net Assets
3,000	Credit Genesis CLO 2005 (a)(d)	2,610,000
1,000	Global Leveraged Capital Credit Opportunity Fund (a)(c)(d)	920,000
9	Harborview 2006-8 (c)(d)	1
67,000	Indymac Indx CI-1 Corp. (a)(c)(d)	73,700
1,000	Ischus CDO III (a)(d)	250,000
3,150	Motient Corporation (d)	2,709,000
3,500	WEBS CDO 2006-1 PS (a)(d)	525,000

	Total Preferred Securities (cost $12,061,109)	7,087,701

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK MULTI-SECTOR

HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Eurodollar Time Deposits–4.9% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated September 28, 2007 3.550% maturing at $12,692,139 on October 1, 2007.	$12,688,385

	Total Investments–133.1% of Net Assets (cost $553,828,711)	347,423,379

	Other Assets and Liabilities, net–(33.1%) of Net Assets	(86,377,790)

	Net Assets	$261,045,589

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	Securities valued at fair value—See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

(e)	These securities are classified as a Yankee Bond, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Strategic Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests in a diversified portfolio of securities that offers attractive yield and capital appreciation potential and consists primarily of debt securities and secondarily of equity securities. The Adviser will continually analyze the markets for income-producing securities and will periodically reallocate the Fund’s investments among various fixed-income and equity asset classes and between investment grade and below investment grade debt securities (commonly referred to as “junk bonds”) to pursue its investment objectives. As a result, a majority of the Fund’s total assets may be invested in investment grade debt securities at some times and in below investment grade debt securities at other times. The Fund invests in a wide range of debt securities, including corporate bonds, mortgage-backed and asset-backed securities, and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. The Fund also invests in other securities providing the potential for high income or a combination of high income and capital growth. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transactions involving indebtedness or through the issuance of preferred shares. The Fund may leverage up to 33 1/3% of its total assets (in each case including the amounts obtained through leverage). The Fund may vary its use of leverage in response to changing market conditions.

INVESTMENT RISKS:    Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject

RMK STRATEGIC INCOME FUND, INC.

to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

During the six months ended September 30, 2007, RMK Strategic Income Fund, Inc. (the “Fund”) had a total return of (39.25)%, based on market price and reinvested dividends and other distributions, and the Fund had a total return of (37.55)%, based on net asset value and reinvested dividends and other distributions. During the same period, the Lehman Brothers Ba U.S. High Yield Index(1) had a total return of 0.74%. The Fund paid total distributions of $0.82 per share during the six-month period, of which $0.81 per share is derived from net investment income and the remainder of the distribution, or $0.01 per share, is deemed a return of capital.

The turmoil in the mortgage market that began in December 2006 and the credit crunch that began during the Fund’s first fiscal quarter has continued to plague the performance of both the Fund’s net asset value and market valuation. Although below investment grade corporate debt has held up reasonably well, any asset related to residential real estate has been materially devalued. This is especially true for mortgage-backed securities and collateralized debt obligations.

The market’s appetite for credit sensitive assets has totally reversed course from the prevailing environment of 2006. A massive unwind of leverage has literally evaporated market liquidity in all structured finance assets and put selling pressure on virtually all credit-sensitive assets. Although this has been a sector of the fixed income markets that has provided very satisfying results in past periods, 2007 has proven to be much more difficult than we could have anticipated.

At any available opportunity, we are attempting to reposition the Fund’s portfolio with a preference for safer, more liquid assets in order to create some stability in the Fund’s net asset value and to provide as much income as possible. Certainly this type of market chaos provides ample opportunities to capture value for future periods; however, given the extreme illiquidity and volatility of credit-sensitive assets, we expect to favor corporate assets and somewhat straightforward structures until the credit markets begin to gain some sustained stability. We expect more rate cuts by the Federal Open Market Committee in the fourth calendar quarter of 2007 and during 2008, which we anticipate will have a positive impact on liquidity and valuations of credit-sensitive assets.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF SEPTEMBER 30, 2007

Average Credit Quality	BB
Current Yield	17.22%
Yield to Maturity	12.64%
Duration	4.76 Years
Average Effective Maturity	6.35 Years
Percentage of Leveraged Assets	28%
Total Number of Holdings	231

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF SEPTEMBER 30, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
AAA	12.9%	CCC	15.3%
A	2.7%	CC	2.4%
BBB	20.9%	C	0.5%
BB	11.4%	Not Rated	13.5%

B	20.4%	Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF SEPTEMBER 30, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	39.5%
Collateralized Debt Obligations	21.9%
Collateralized Mortgage Obligations	13.2%
Equipment Leases	6.6%
Common Stocks	6.2%
Home Equity Loans	3.0%
Certificate-Backed Obligations	2.2%
Preferred Securities	1.7%
Collateralized Loan Obligations	1.6%
Other	0.2%
Short-Term Investments	3.9%

Total	100.0%

†	The Fund’s composition is subject to change.

RMK STRATEGIC INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*

The graph below illustrates the net asset value and market price history of RMK Strategic Income Fund, Inc. (NYSE: RSF) from the commencement of investment operations on March 18, 2004 to September 30, 2007.

*	Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF SEPTEMBER 30, 2007	SIX MONTHS*	1 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(1)
MARKET VALUE	(39.25)%	(45.97)%	(4.11)%
NET ASSET VALUE	(37.55)%	(35.35)%	(5.87)%
LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX(2)	0.74%	6.15%	N/A
*	Not annualized for periods less than one year.

(1)	The Fund commenced investment operations on March 18, 2004.

RMK STRATEGIC INCOME FUND, INC.

(2)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and other distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown in the table do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade–25.2% of Net Assets
	Certificate-Backed Obligations (“CBO”)–2.8%
5,000,000	CBC Insurance Revenue Securitization LLC 2002-A C, 8.880% 2/15/23 (a)(d)	$5,042,450
1,931,859	MKP CBO I Ltd. 4A CS 2.00% 7/12/40 (a)(d)	946,611

		5,989,061

	Collateralized Debt Obligations (“CDO”)–16.7%
1,983,735	Broderick CDO Ltd. 2007-3A D, 9.498% 12/6/50 (a)(d)	1,086,095
2,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51 (d)	1,260,000
3,808,079	E-Trade CDO I 2004-1A, 2.000% 1/10/40 (d)	1,485,151
4,000,000	Fiorente Funding Ltd. 2006-1A M1, 12.000% 11/4/56 (a)(d)	2,000,000
1,500,000	Fort Dequesne CDO Ltd. 2006-1A D, 8.624% 10/26/46 (a)(d)	780,000
4,000,000	Grand Avenue CDO Ltd. 2005-1A, 1.913% 4/5/46 (d)	1,200,000
3,610,159	High Income Trust Securities Inc. 2003-1A B, 5.856% 11/6/37 (a)(d)	1,877,283
2,000,000	Highland Park CDO Ltd. 2006-1A E, 7.805% 11/25/51 (a)(d)	1,300,000
2,957,332	IMAC CDO Ltd. 2007-2A E, 9.860% 10/20/50 (a)(d)	2,070,132
1,000,000	Kodiak CDO 2007-2A E, 8.617% 11/7/42 (a)(d)	380,000
5,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)(d)	4,000,000
2,940,930	Lexington Capital Funding Ltd. 2007-3A F, 8.860% 4/10/47 (a)(d)	1,323,418
3,980,696	Libertas Preferred Funding Ltd. 2007-3A 7, 13.110% 4/9/47 (a)(d)	2,069,962
2,500,000	Lincoln Avenue Asset-Backed Securities CDO Ltd., 9.019% 7/5/46 (a)(d)	1,250,000
2,000,000	Linker Finance PLC 16A E, 9.003% 5/19/45 (a)(d)	1,285,000
2,955,007	Millstone III-A CDO Ltd., 4.300% 7/5/46 (d)	1,477,504
993,595	Newbury Street CDO Ltd. 2007-1A D, 9.421% 3/4/53 (a)(d)	529,089
1,961,789	Norma CDO Ltd. 2007-1A E, 10.125% 3/11/49 (a)(d)	863,187
1,984,892	Orchid Structured Finance CDO Ltd. 2006-3A E, 9.110% 1/6/46 (a)(d)	833,655
3,000,000	Palmer Square 2A CN, 5.855% 11/2/45 (a)(d)	1,800,000
1,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52 (d)	637,500
2,908,949	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)(d)	1,047,222
1,000,000	Squared CDO Ltd. 2007-1A C, 10.357% 5/11/57 (a)(d)	420,000
4,000,000	Taberna Preferred Funding Ltd. 2006-6A, 9.500% 12/5/36 (a)(d)	1,840,000
2,806,645	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 (a)(d)	1,319,123
1,983,528	Tahoma CDO Ltd. 2006-1A D, 9.296% 6/18/47 (a)(d)	456,211
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)(d)	960,000

		35,550,532

	Equipment Leases–2.5%
915,410	Aerco Limited 2A A3, 6.213% 7/15/25 (a)	765,512
5,083,156	Aviation Capital Group Trust 2005-3A C1, 8.379% 12/25/35 (a)(d)	4,574,841

		5,340,353

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade (continued)
	Home Equity Loans–2.9%
465,830	Aegis Asset-Backed Securities Trust 2004-2 B3, 8.881% 6/25/34 (d)	$46,583
1,793,798	Equifirst Mortgage Loan Trust 2003-1 M3, 8.881% 12/25/32	1,331,960
631,454	Fremont Home Loan Trust 2004-4 M7, 6.851% 3/25/35	601,489
3,915,000	Lake Country Mortgage Loan Trust 2006-HE1 M8, 7.881% 7/25/34 (a)(d)	3,109,176
2,000,000	Meritage Mortgage Loan Trust 2005-3 B2, 8.131% 1/25/36 (a)(d)	698,340
1,500,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)(d)	208,125

		5,995,673

	Manufactured Housing–0.3%
730,933	Mid-State Trust 2005-1 B, 7.758% 1/15/40	690,176

	Total Asset-Backed Securities–Investment Grade (cost $88,452,538)	53,565,795

Asset-Backed Securities–Below Investment Grade or Unrated–23.1% of Net Assets
	Certificate-Backed Obligations (“CBO”)–0.2%
2,329,301	Helios Series I Multi-Asset CBO, Ltd. IA C, 8.148% 12/13/36 (a)(d)	465,860

	Collateralized Debt Obligations (“CDO”)–13.0%
1,000,000	801 Grand CDO 2006-1 LLC, 11.588% 9/20/16 (a)(d)	800,000
1,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47 (d)	430,000
3,000,000	Acacia CDO, Ltd. 10A, 4.570% 9/7/46 (a)(d)	990,000
4,000,000	Aladdin CDO I Ltd. 2006-3A, 10.588% 10/31/13 (a)(d)	1,260,000
270,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 (d)	97,875
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.360% 10/9/41 (a)(d)	740,000
680,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 (d)	125,800
3,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)(d)	900,000
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47 (d)	380,000
4,000,000	Dillon Read CDO Ltd. 2006-1A, 11.500% 12/5/46 (a)(d)	2,480,000
3,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.319% 12/20/18 (a)(d)	2,175,000
1,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 19.957% 7/13/47 (a)(d)	330,000
1,000,000	IXIS ABS 1 Ltd., 8.120% 12/12/46 (a)(d)	330,000
3,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)(d)	1,950,000
13,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.360% 4/30/14 (a)	5,850,000
996,362	Knollwood CDO Ltd. 2006-2A E, 11.360% 7/13/46 (a)(d)	338,763
3,000,000	Knollwood CDO Ltd. 2006-2A SN, 24.500% 7/13/46 (d)	600,000
4,000,000	Kodiak CDO 2006-1A, Zero Coupon Bond 8/7/37 (a)(d)	920,000
3,000,000	Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)(d)	810,000
3,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)(d)	2,062,500

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Debt Obligations (“CDO”) (continued)
1,500,000	Trapeza CDO I LLC 2006-10A, 20.000% 6/6/41 (d)	$855,000
2,000,000	Trapeza CDO I LLC 2006-11A, 22.000% 10/10/41 (d)	1,080,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 (d)	1,085,000
1,400,000	Tropic CDO V, 8.540% 7/15/36 (a)(d)	1,106,000

		27,695,938

	Collateralized Loan Obligations (“CLO”)–2.2%
1,000,000	Flagship CLO 2005-4I, 15.000% 6/1/17 (d)	572,500
1,000,000	Four Corners CLO 2006-2I S1, Zero Coupon Bond 1/26/20 (d)	620,000
2,000,000	MAC Capital Ltd. 2007-1A Preference Share Component, 10.000% 7/26/23 (a)(d)	1,320,000
2,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (d)	1,460,000
1,000,000	Telos CLO Ltd. 2007-2A E, 10.360% 4/15/22 (d)	720,000

		4,692,500

	Equipment Leases–6.4%
8,438,000	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 (d)	210,950
7,123,631	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 (a)	1,567,199
9,511,931	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 (a)(d)	523,156
7,000,000	Airplanes Pass Through Trust 2001-1A A9, 6.303% 3/15/19	4,672,500
654,682	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 (d)	248,779
918,753	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 (d)	367,501
3,519,677	DVI Receivables Corp. 2002-1 A3A, 6.174% 6/11/10 (d)	1,055,903
2,892,302	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 (a)(d)	2,075,227
2,370,355	Lease Investment Flight Trust 1 B2, Zero Coupon Bond 7/15/31	118,518
4,000,000	Pegasus Aviation Lease Securitization 2001-1A A1, 6.300% 5/10/31 (a)	2,300,000
2,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/25/29 (a)(d)	620,000

		13,759,733

	Home Equity Loans–1.2%
599,276	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31 (d)	47,942
121,028	ACE Securities Corp. 2004-HS1 M6, 8.631% 2/25/34	13,606
1,500,000	ACE Securities Corp. 2005-HE2 B1, 8.381% 4/25/35 (a)(d)	262,500
921,999	Amresco Residential Securities Mortgage Loan Trust 1999-1 B, 9.131% 11/25/29	157,076
2,325,700	Asset-Backed Securities Corp. Home Equity 2002-HE3 M4, 10.111% 10/15/32	561,231
2,000,000	Asset-Backed Securities Corp. Home Equity 2005-HE4 M12, 7.631% 5/25/35 (a)(d)	748,340

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Home Equity Loans (continued)
3,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)(d)	$240,000
1,752,942	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.631% 6/25/35 (a)(d)	134,100
3,000,000	Terwin Mortgage Trust 2005-R1, 1.000% 12/28/36 (a)(d)	136,200
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips (d)	33,412
934,336	Terwin Mortgage Trust 2005-7SL, 0.217% 7/25/35 (a)(d)	23,452
1,390,583	Terwin Mortgage Trust 2005-11SL B7, 5.454% 11/25/36 (a)(d)	46,306
2,000,000	Terwin Mortgage Trust 2006-R3, 4.500% 6/26/37(a)(d)	149,000

		2,553,165

	Manufactured Housing Loans–0.1%
400,444	Greenpoint Manufactured Housing 2000-1 M2, 8.780% 3/20/30	6,344
3,885,973	UCFC Manufactured Housing Contract 1997-2 B1, Zero Coupon Bond 2/15/18	72,862

		79,206

	Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $104,375,671)	49,246,402

Corporate Bonds–Investment Grade–7.3% of Net Assets
	Special Purpose Entities–7.3%
3,000,000	Duane Park I Ltd., 7.840% 6/27/16 (a)(d)	2,850,000
2,000,000	Fixed Income Pass-Through Trust 07-C JPM Class B, 6.742% 5/15/77 (a)(d)	810,400
2,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.780% 7/30/31 (a)(d)	1,500,000
1,500,000	Parcs-R 2007-8, 7.631% 1/25/46 (a)(d)	1,500,000
3,000,000	Pyxis Master Trust, 10.128% 10/1/37 (a)(d)	3,000,000
6,000,000	Steers Delaware Business Trust 2007-A, 7.494% 6/20/18 (a)(d)	5,970,000

	Total Corporate Bonds–Investment Grade (cost $17,327,502)	15,630,400

Corporate Bonds–Below Investment Grade or Unrated–46.4% of Net Assets
	Agriculture–0.3%
675,000	Eurofresh Inc., 11.500% 1/15/13 (a)	580,500

	Apparel–1.7%
3,823,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	3,746,540

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Automotives–4.6%
3,420,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	$2,975,400
1,375,000	Dana Corp., 3/15/10 in default (c)	1,127,500
2,000,000	Dana Corp., 1/15/15 in default (c)	1,580,000
825,000	Dura Operating Corp., 4/15/12 in default (c)	389,813
900,000	General Motors Corporation, 8.375% 7/15/33	788,625
3,575,000	Metaldyne Corp., 11.000% 6/15/12	3,065,563

		9,926,901

	Basic Materials–4.9%
3,075,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	3,013,500
2,850,000	Key Plastics LLC, 11.750% 3/15/13 (a)	2,479,500
1,275,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	1,007,250
2,875,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	2,846,250
1,150,000	Noranda Aluminium Holding Corp., Zero Coupon Bond 11/15/14 (a)	1,069,500

		10,416,000

	Building & Construction–0.8%
1,075,000	Dayton Superior Corporation, 13.000% 6/15/09	1,048,125
425,000	Ply Gem Industries Inc., 9.000% 2/15/12	344,250
1,100,000	TOUSA, Inc., 10.375% 7/1/12	299,750

		1,692,125

	Communications–1.5%
3,450,000	CCH I Holdings LLC, 11.750% 5/15/14	3,191,250

	Consulting Services–1.5%
3,200,000	MSX International Inc., 12.500% 4/1/12 (a)	3,104,000

	Entertainment–1.4%
2,000,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	1,590,000
1,675,000	Six Flags Inc., 9.625% 6/1/14	1,383,969

		2,973,969

	Finance–1.5%
2,450,000	Advanta Capital Trust I, 8.990% 12/17/26	2,205,000
1,000,000	Asure Float, 11.110% 12/31/35 (a)(d)	978,750

		3,183,750

	Food–0.7%
1,975,000	Merisant Co., 9.500% 7/15/13	1,501,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Garden Products–1.0%
1,700,000	Ames True Temper, 10.000% 7/15/12	$1,309,000
900,000	Central Garden & Pet Company, 9.125% 2/1/13	848,250

		2,157,250

	Human Resources–0.4%
795,000	Comforce Operating Inc., 12.000% 12/1/10	814,875

	Industrials–1.6%
341,566	Home Products Inc., pays-in-kind 3/20/17 (d)	341,566
1,300,000	Masonite Corporation, 11.000% 4/6/15	1,098,500
1,050,000	Port Townsend Paper Corp., 4/15/11 in default (a)(c)	420,000
1,590,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,574,100

		3,434,166

	Investment Companies–0.5%
1,000,000	Regional Diversified Funding, 10.000% 1/25/36 (a)	980,000

	Manufacturing–3.2%
3,000,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	2,700,000
3,400,000	MAAX Corp., 9.750% 6/15/12	1,700,000
1,800,000	Propex Fabrics Inc., 10.000% 12/1/12	1,368,000
1,075,000	Wolverine Tube, Inc., 10.500% 4/1/09	1,026,625

		6,794,625

	Oil & Natural Gas–1.3%
1,400,000	Chaparral Energy, Inc., 8.875% 2/1/17 (a)	1,312,500
1,500,000	Seametric International, 11.625% 5/25/12 (a)(d)	1,473,750

		2,786,250

	Real Estate Services–1.3%
3,550,000	Realogy Corp., 12.375% 4/15/15 (a)	2,680,250

	Retail–2.4%
1,389,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,257,045
2,390,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	1,912,000
3,100,000	VICORP Restaurants, Inc., 10.500% 4/15/11	2,015,000

		5,184,045

	Special Purpose Entities–11.0%
2,000,000	Canal Pointe II LLC, 5.310% 6/25/14 (a)(d)	1,460,000
2,000,000	Eirles Two Ltd. 262, 10.860% 8/3/21 (d)	1,940,000
3,500,000	Eirles Two Ltd. 263, 13.360% 8/3/21 (a)(d)	3,325,000
695,000	Interactive Health LLC, 7.250% 4/1/11 (a)	573,375

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Special Purpose Entities (continued)
1,525,000	Leucadia National Corporation, 8.125% 9/15/15	$1,534,531
1,525,000	MCBC Holdings Inc., 11.521% 10/15/14 (a)	1,525,000
3,900,000	PNA Intermediate Holding Corp., 12.558% 2/15/13 (a)	3,822,000
1,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)(d)	590,000
1,000,000	Preferred Term Securities XVIII, Ltd., 20.000% 9/23/35 (a)(d)	605,000
1,000,000	Preferred Term Securities XIX, Ltd., 10.000% 12/22/35 (a)(d)	745,000
3,000,000	Preferred Term Securities XXI, Ltd., 24.250% 3/22/38 (a)(d)	1,200,000
999,070	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 (a)(d)	829,228
2,400,000	Preferred Term Securities XXII, Ltd., 22.900% 9/22/36 (a)	960,000
3,200,000	Preferred Term Securities XXIII, Ltd., 24.000% 12/22/36 (a)	1,600,000
1,000,000	Preferred Term Securities XXIV, Ltd., 20.000% 3/22/37 (a)	929,600
1,000,000	Preferred Term Securities XXV, Ltd., 20.000% 6/22/37 (a)(d)	830,000
1,000,000	Pyxis Master Trust, 10.128% 10/1/2037 (a)(d)	1,000,000

		23,468,734

	Telecommunications–2.7%
3,975,000	Primus Telecommunications GP, 8.000% 1/15/14	2,712,938
2,075,000	Securus Technologies Inc., 11.000% 9/1/11	1,784,500
1,500,000	Securus Technologies Inc., 11.000% 9/1/11 (a)	1,290,000

		5,787,438

	Tobacco–0.9%
500,000	North Atlantic Trading Co., 9.250% 3/1/12	400,000
1,545,000	North Atlantic Trading Co., 10.000% 3/1/12 (a)	1,425,263

		1,825,263

	Transportation–1.2%
3,475,000	Sea Containers Ltd., 10/15/06 in default (c)(e)	2,502,000

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $112,646,429)	98,730,931

Mortgage-Backed Securities–Investment Grade–9.4% of Net Assets
	Collateralized Mortgage Obligations–9.4%
	American Home Mortgage Investment Trust 2007-1 GIOP, 2.078% 5/25/47 interest-only strips (d)	5,029,309
	Countrywide Alternative Loan Trust 2006-OA17 2X, 0.575%12/20/46 interest-only strips (d)	3,672,973
	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips (d)	1,094,413
	Countrywide Alternative Loan Trust 2007-OA10 X, 2.000% 9/25/47 interest-only strips (d)	1,889,703

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Mortgage-Backed Securities–Investment Grade (continued)
	Collateralized Mortgage Obligations (continued)
3,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.811% 9/27/35 (a)(d)	$2,250,000
	Harborview Mortgage Loan Trust 2004-1 X, 1.030% 4/19/34 interest-only strips	154,305
	Mellon Residential Funding Corp. 2004-TBC1 X, 0.314% 2/26/34 interest-only strips (a)(d)	145,713
5,000,000	Park Place Securities Inc. 2005-WCW2 M10, 7.631% 7/25/35 (d)	2,195,850
3,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.631% 6/25/35 (d)	1,512,510
116,578	Structured Asset Investment Loan Trust 2004-5A B, Zero Coupon Bond 6/27/34 (a)(d)	39
855,419	Structured Asset Securities Corp. 1999-SP1, 9.000% 5/25/29	587,836
	Washington Mutual Inc. 2006-AR4 PPP, 0.055% 5/25/46 interest-only strips (d)	502,535
	Washington Mutual Inc. 2006-AR4 1X1A, 0.435% 5/25/46 interest-only strips (d)	960,777

	Total Mortgage-Backed Securities–Investment Grade (cost $28,127,392)	19,995,963

Mortgage-Backed Securities–Below Investment Grade or Unrated–8.4% of Net Assets
	Collateralized Mortgage Obligations–8.4%
2,000,000	Countrywide Alternative Loan Trust 2006-OA11 N3, 12.500% 9/25/46 (a)(d)	1,818,340
2,522,806	Countrywide Alternative Loan Trust 2006-6CB B4, 5.576% 5/25/36 (d)	650,758
1,068,223	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH2 B2, 8.631% 6/25/34 (a)	14,612
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.131% 9/25/35 (a)(d)	100,000
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)(d)	1,650,000
6,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)(d)	3,000,000
3,752,474	GSAMP Trust 2006-S2 M7, 7.250% 1/25/36 (d)	25,479
2,960,533	Harborview Mortgage Loan Trust 2006-4 B11, 7.253% 5/19/47 (a)(d)	1,520,589
4,983,028	Harborview Mortgage Loan Trust 2006-5 B1, 7.253% 7/19/47 (d)	2,480,352
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)(d)	564,170
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)(d)	628,340
5,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 (a)(d)	930,500
	Harborview Mortgage 2006-14 ES, 0.348% 2/19/37 interest-only strips (a)(d)	1,710,467

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Mortgage-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Mortgage Obligations (continued)
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)(d)	$312,500
3,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 8.005% 8/25/35 (a)(d)	174,000
1,035,429	Meritage Mortgage Loan Trust 2004-2 B1, 8.381% 1/25/35 (a)(d)	59,537
1,021,575	Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 (a)(d)	35,755
2,000,000	Park Place Securities Inc. 2005-WCW3, 7.631% 8/25/35 (a)(d)	1,053,340
1,000,000	Park Place Securities Inc. 2005-WHQ4, 7.631% 9/25/35 (a)(d)	145,000
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)(d)	864,170
1,423,000	Structured Asset Investment Loan Trust 2003-BC1 B2, 9.000% 5/25/32	217,786
1,053,973	Structured Asset Securities Corp. 2004-S3 M9, 6.000% 11/25/34 (a)(d)	108,032

	Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $38,259,946)	18,063,727

Municipal Securities–0.1% of Net Assets
13,185	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	12,072
24,836	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	21,045
35,126	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	27,094

	Total Municipal Securities (cost $66,875)	60,211

Common Stocks–8.4% of Net Assets
	Basic Materials–1.0%
93,100	Horsehead Holdings (c)	2,087,302

	Commercial Services–0.3%
65,600	NNN Realty Advisors (a)	554,320

	Consumer Products–1.0%
13,663	Home Products (c)(d)	68,315
189,000	Insight Health Services Holdings Corporation (c)	1,512,000
131,900	The Wet Seal, Inc. (c)	510,453

		2,090,768

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Common Stocks (continued)
	Energy–0.3%
200	NuStar Energy L.P.	$11,884
151,500	Pinnacle Gas Resources, Inc. (c)	748,410

		760,294

	Financials–3.4%
26,200	FSI Realty Trust (a)(c)	52,400
262,000	FSI Realty Trust Regulation D (a)(c)(d)	2,620,000
37,600	Maiden Holdings (a)	338,400
42,647	Mid Country (a)(c)(d)	724,999
167,000	Muni Funding Co. (a)(c)	1,711,750
111,100	RAIT Financial Trust	914,353
93,500	Star Asia Financial Ltd. (a)	1,028,500

		7,390,402

	Industrial–0.9%
56,900	Aries Maritime Transport Limited	520,635
91,386	Intermet Corporation (c)(d)	731,088
53,900	Orion Marine Group (a)(c)	768,075

		2,019,798

	Insurance–0.1%
333	Providence Washington Insurance Companies (c)(d)	3

	Technology–1.4%
298,800	Banctec Inc. (a)(c)	2,390,400
46,500	InPhonic, Inc. (c)	128,805
37,100	Ness Technologies, Inc. (c)	405,131
5,193	Taiwan Semiconductor Manufacturing Company Ltd.	52,553

		2,976,889

	Total Common Stocks (cost $22,153,222)	17,879,776

Preferred Securities–2.4% of Net Assets
1,000	Credit Genesis CLO 2005 (a)(d)	870,000
1,000	Global Leveraged Capital Credit Opportunity Fund (a)(c)(d)	920,000
9	Harborview 2006-8 (c)(d)	1
1,000	Hewett’s Island II (a)(d)	535,000
67,000	Indymac Indx CI-1 Corp. (a)(c)(d)	73,700

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount/ Shares	Description	Value (b)

Preferred Securities (continued)
2,725	Motient Corporation (d)	$2,343,500
2,000	WEBS CDO 2006-1 PS (a)(d)	300,000

	Total Preferred Securities (cost $8,772,359)	5,042,201

Eurodollar Time Deposits–5.3% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated September 28, 2007, 3.550% maturing at $11,267,595 on October 1, 2007.	11,264,263

	Total Investments–136.0% of Net Assets (cost $431,446,197)	289,479,669

	Other Assets and Liabilities, net–(36.0%) of Net Assets	(76,551,014)

	Net Assets	$212,928,655

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	Securities valued at fair value—See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

(e)	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2007 (UNAUDITED)

	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Assets:
Investments in securities, at value	$322,685,701	$236,654,699	$347,423,379	$289,479,669
Dividends and interest receivable	7,604,949	6,179,079	8,253,162	6,936,367
Receivable for investments sold	4,943,713	4,227,606	7,888,278	4,251,918
Debt issue costs	23,744	15,497	23,744	48,838
Other assets	—	13,524	—	—

Total assets	335,258,107	247,090,405	363,588,563	300,716,792

Liabilities:
Loan payable (Note 6)	83,000,000	64,000,000	97,000,000	83,000,000
Interest payable	340,909	127,413	402,330	1,097,615
Payable for investments purchased	5,250,326	3,017,930	4,792,084	3,403,468
Accrued expenses:
Advisory fees (Note 3)	177,882	131,843	193,467	160,804
Accounting and administration fees (Note 3)	41,049	30,425	44,646	37,109
Other	91,192	86,576	110,447	89,141

Total liabilities	88,901,358	67,394,187	102,542,974	87,788,137

Net assets	$246,356,749	$179,696,218	$261,045,589	$212,928,655

Composition of Net Assets:
Common stock, $.0001 par value (1,000,000,000 shares authorized for each fund)	3,214	2,348	3,422	2,846
Paid-in capital	461,726,387	341,303,527	489,378,756	407,487,044
Undistributed net investment income/(loss)	408,687	603,190	10,350,358	(370,830)
Accumulated net realized gains/(losses) on investments	(48,096,368)	(34,312,731)	(32,281,615)	(52,223,877)
Net unrealized appreciation/(depreciation) on investments	(167,685,171)	(127,900,116)	(206,405,332)	(141,966,528)

Net assets	$246,356,749	$179,696,218	$261,045,589	$212,928,655

Investments, at identified cost	$490,370,872	$364,554,815	$553,828,711	$431,446,197

Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	32,142,019	23,478,767	34,216,653	28,456,962
Net asset value per share	$7.66	$7.65	$7.63	$7.48

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Investment Income:
Interest income	$24,022,677	$20,179,650	$32,004,625	$19,689,402
Dividend income	1,542,344 (a)	1,172,810 (b)	2,100,709 (c)	1,288,318 (d)

Total investment income	25,565,021	21,352,460	34,105,334	20,977,720

Expenses:
Advisory fees	1,608,385	1,187,708	1,803,605	1,412,348
Accounting and administration fees	371,166	274,086	416,216	325,927
Interest expense	3,548,648	2,975,356	4,055,434	3,560,532
Debt issue expense	256,590	83,552	287,748	99,862
Legal fees	48,248	32,974	34,871	32,641
Audit fees	15,250	14,500	18,250	14,500
Transfer agent fees	12,899	13,203	12,690	12,980
Custodian fees	23,059	22,127	21,910	22,960
Registration fees	9,500	10,000	12,000	9,500
Directors’ fees	24,804	24,804	24,804	24,804
Insurance premiums	8,500	7,500	9,000	8,000
Other	33,413	30,586	34,360	33,545

Total Expenses	5,960,462	4,676,396	6,730,888	5,557,599

Net investment income/(loss)	19,604,559	16,676,064	27,374,446	15,420,121

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on investments	(43,063,232)	(32,423,076)	(38,026,318)	(38,995,691)
Net realized gains/(losses) on expiration of options	19,066	11,038	19,972	15,327
Net change in unrealized appreciation/(depreciation) on investments	(129,758,733)	(94,261,078)	(179,963,258)	(106,289,973)

Change in net assets resulting from operations	$(153,198,340)	$(109,997,052)	$(190,595,158)	$(129,850,216)

(a)	Net of foreign taxes paid of $12,230.
(b)	Net of foreign taxes paid of $9,283.
(c)	Net of foreign taxes paid of $12,691.
(d)	Net of foreign taxes paid of $12,087.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	RMK Advantage Income Fund		RMK High Income Fund
	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Change in Net Assets:
Operations:
Net investment income/(loss)	$19,604,559	$50,929,520	$16,676,064	$39,814,196
Net realized gains/(losses) on investments	(43,044,166)	4,536,263	(32,412,038)	725,110
Net change in unrealized appreciation/(depreciation) on investments	(129,758,733)	(24,493,116)	(94,261,078)	(17,889,752)

Change in net assets resulting from operations	(153,198,340)	30,972,667	(109,997,052)	22,649,554

Distributions to Stockholders:
Distributions from net investment income	(25,944,558)	(52,113,460)	(19,001,679)	(39,074,765)
Distributions in excess of net investment income	—	(1,710,843)	—	(594,461)

Total distributions to stockholders	(25,944,558)	(53,824,303)	(19,001,679)	(39,669,226)

Capital Transactions:
Proceeds from sales of shares as a result of reinvested dividends and other distributions (774,474 and 1,448,543 shares)	8,501,006	22,621,138	—	—
Proceeds from sales of shares as a result of reinvested dividends and other distributions (476,343 and 850,816 shares)	—	—	5,436,045	13,579,515

Change in net assets from capital transactions	8,501,006	22,621,138	5,436,045	13,579,515

Change in Net Assets	(170,641,892)	(230,498)	(123,562,686)	(3,440,157)

Net Assets:
Beginning of period	416,998,641	417,229,139	303,258,904	306,699,061

End of period	$246,356,749	$416,998,641	$179,696,218	$303,258,904

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	RMK Multi-Sector High Income Fund		RMK Strategic Income Fund
	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Change in Net Assets:
Operations:
Net investment income/(loss)	$27,374,446	$58,499,119	$15,420,121	$44,236,453
Net realized gains/(losses) on investments	(38,006,346)	15,079,185	(38,980,364)	3,538,612
Net change in unrealized appreciation/(depreciation) on investments	(179,963,258)	(29,539,043)	(106,289,973)	(20,047,226)

Change in net assets resulting from operations	(190,595,158)	44,039,261	(129,850,216)	27,727,839

Distributions to Stockholders:
Distributions from net investment income	(28,233,705)	(53,257,899)	(22,647,220)	(46,566,848)
Distributions in excess of net investment income	—	—	(370,830)	(1,453,583)
Distributions from net realized gain on investments	—	(7,435,301)	—	—

Total distributions to stockholders	(28,233,705)	(60,693,200)	(23,018,050)	(48,020,431)

Capital Transactions:
Proceeds from sales of shares as a result of reinvested dividends and other distributions (960,216 and 2,061,455 shares)	10,995,770	32,009,545	—	—
Proceeds from sales of shares as a result of reinvested dividends and other distributions (595,266 and 1,074,450 shares)	—	—	6,566,979	16,754,479

Change in net assets from capital transactions	10,995,770	32,009,545	6,566,979	16,754,479

Change in Net Assets	(207,833,093)	15,355,606	(146,301,287)	(3,538,113)

Net Assets:
Beginning of period	468,878,682	453,523,076	359,229,942	362,768,055

End of period	$261,045,589	$468,878,682	$212,928,655	$359,229,942

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CASH FLOWS

FOR THE SIX-MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

	RMK Advantage Income Fund	RMK High Income Fund
Cash flows from operating activities
Net decrease in net assets from operations	$(153,198,340)	$(109,997,052)
Adjustments to reconcile net increase in net assets from operations to net cash provided by/(used in) operating activities
Purchase of investment securities	(157,089,581)	(122,147,724)
Proceeds from disposition of investment securities	205,214,346	160,788,041
Purchase of short-term investment securities, net	(5,206,630)	(2,004,269)
Proceeds from principal payments	8,953,993	3,419,719
Change in unrealized appreciation on investment securities	129,758,733	94,261,078
Amortization/accretion of premiums/discount on investment securities	(2,042,334)	(1,379,567)
Net realized gain/(loss) on investment securities	43,044,166	32,412,038
Net realized gain on principal payments	6,720,121	2,931,006
Amortization of debt issue costs	256,590	83,552
Decrease in dividends and interest receivable	384,175	1,211
Decrease in receivables for securities sold	7,664,295	6,561,642
(Decrease) in interest payable	(346,225)	(102,587)
Increase/(decrease) in payables for securities purchased	755,657	(102,544)
(Decrease) in advisory fees	(140,212)	(103,279)
(Decrease) in accounting and administration fees	(32,358)	(23,834)
Increase/(decrease) in accrued expenses	(20,699)	15,860

Net cash provided by operating activities	84,675,697	64,613,291

Cash flows from financing activities
Decrease in loan payable	(67,000,000)	(51,000,000)
Cash paid for debt issue costs	(232,145)	(47,657)
Cash distributions paid	(17,443,552)	(13,565,634)

Net cash (used in) financing activities	(84,675,697)	(64,613,291)

Net increase/(decrease) in cash	—	—

Cash
Beginning balance	—	—

Ending balance	$—	$—

Supplemental disclosure of cash flow information: Noncash financing activities not included herein consist of reinvestment of dividends and other distributions of $8,501,006 and $5,436,045 for RMK Advantage Income Fund and RMK High Income Fund, respectively.

Total cash paid for interest was $3,894,873 and $3,077,943 for RMK Advantage Income Fund and RMK High Income Fund, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CASH FLOWS

FOR THE SIX-MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Cash flows from operating activities
Net decrease in net assets from operations	$(190,595,158)	$(129,850,216)
Adjustments to reconcile net increase in net assets from operations to net cash provided by/(used in) operating activities
Purchase of investment securities	(163,955,115)	(139,618,225)
Proceeds from disposition of investment securities	224,614,066	180,682,050
Purchase of short-term investment securities, net	(9,841,953)	1,157,524
Proceeds from principal payments	5,829,880	4,239,926
Change in unrealized appreciation on investment securities	179,963,258	106,289,973
Amortization/accretion of premiums/discount on investment securities	(4,335,238)	(1,244,756)
Net realized gain/(loss) on investment securities	38,006,346	38,980,364
Net realized gain on principal payments	3,474,565	7,190,671
Amortization of debt issue costs	287,748	99,862
(Increase)/decrease in dividends and interest receivable	(103,757)	334,054
Decrease in receivables for securities sold	7,636,972	5,868,241
(Decrease) in interest payable	(376,422)	(451,691)
Increase in payables for securities purchased	109,412	18,658
(Decrease) in advisory fees	(165,235)	(118,709)
(Decrease) in accounting and administration fees	(38,131)	(27,394)
Increase/(decrease) in accrued expenses	(10,000)	20,425

Net cash provided by operating activities	90,501,238	73,570,757

Cash flows from financing activities
Decrease in loan payable	(73,000,000)	(57,000,000)
Cash paid for debt issue costs	(263,303)	(119,686)
Cash distributions paid	(17,237,935)	(16,451,071)

Net cash provided by/(used in) financing activities	(90,501,238)	(73,570,757)

Net increase/(decrease) in cash	—	—

Cash
Beginning balance	—	—

Ending balance	$—	$—

Supplemental disclosure of cash flow information: Noncash financing activities not included herein consist of reinvestment of dividends and other distributions of $10,995,770 and $6,566,979 for RMK Multi-Sector High Income and RMK Strategic Income Fund, respectively.

Total cash paid for interest was $4,431,856 and $4,012,223 for RMK Multi-Sector High Income Fund and RMK Strategic Income Fund, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

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REGIONS MORGAN KEEGAN FUNDS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Net Asset Value, Beginning of Period		Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains
RMK Advantage Income Fund
Six Months ended September 30, 2007	$13.29		0.62	(5.43)	(4.81)	(0.82)	—
Year ended March 31, 2007	$13.95		1.66	(0.56)	1.10	(1.70)	—
Year ended March 31, 2006	$14.37		1.90	(0.22)	1.68	(1.86)	(0.24)
Period ended March 31, 2005 (e)	$14.33	(b)	0.57	(0.03)	0.54	(0.48)	—

RMK High Income Fund
Six Months ended September 30, 2007	$13.18		0.72	(5.43)	(4.71)	(0.82)	—
Year ended March 31, 2007	$13.85		1.76	(0.67)	1.09	(1.73)	—
Year ended March 31, 2006	$15.03		1.98	(0.58)	1.40	(1.90)	(0.68)
Year ended March 31, 2005	$15.32		2.15	0.24	2.39	(2.07)	(0.61)
Period ended March 31, 2004 (f)	$14.33	(b)	1.11	1.09	2.20	(1.01)	(0.17)

RMK Multi-Sector High Income Fund
Six Months ended September 30, 2007	$14.10		0.81	(6.44)	(5.63)	(0.84)	—
Year ended March 31, 2007	$14.54		1.81	(0.36)	1.45	(1.66)	(0.23)
Period ended March 31, 2006 (g)	$14.33	(b)	0.21	0.14	0.35	(0.12)	—

RMK Strategic Income Fund
Six Months ended September 30, 2007	$12.89		0.54	(5.13)	(4.59)	(0.81)	—
Year ended March 31, 2007	$13.54		1.63	(0.52)	1.11	(1.71)	—
Year ended March 31, 2006	$14.23		1.78	(0.20)	1.58	(1.89)	(0.38)
Year ended March 31, 2005	$14.31		1.76	(0.16)	1.60	(1.68)	—
Period ended March 31, 2004 (h)	$14.33	(b)	0.02	(0.02)	—	—	—

(a)	Total investment return is calculated assuming a purchase of a common share of stock at the opening market price of the first day and a sale at the closing market price on the last day of each period reported. Dividends and other distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plans. Total investment returns do not reflect brokerage commissions. Past performance is no guarantee of future results.

(b)	Net of sales load of $0.675 on initial shares issued.

(c)	Not annualized for periods less than one year.

(d)	Ratio annualized for the periods less than one year.

(e)	From the commencement of investment operations on November 8, 2004.

(f)	From the commencement of investment operations on June 24, 2003.

(g)	From the commencement of investment operations on January 19, 2006.

(h)	From the commencement of investment operations on March 18, 2004.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

							Ratios to Average Net Assets		Supplemental Data
Return of Capital	Total Distributions	Offering Costs Charged to Paid-in Capital	Net Asset Value, End of Period	Total Return, Net Asset Value (c)	Common Share Price, End of Period	Total Return, Market Value (a)(c)	Net Expenses (d)	Net Investment Income (d)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate

—	(0.82)	—	$7.66	(37.96)%	$8.70	(38.79)%	3.30%	10.85%	$246,357	33%
(0.06)	(1.76)	—	$13.29	6.21%	$15.30	1.53%	3.23%	12.14%	$416,999	94%
—	(2.10)	—	$13.95	11.05%	$16.80	23.28%	2.62%	13.45%	$417,229	104%
—	(0.48)	(0.02)	$14.37	3.53%	$15.59	7.30%	0.94%	10.52%	$403,663	57%

—	(0.82)	—	$7.65	(37.70)%	$8.88	(37.29)%	3.56%	12.69%	$179,696	35%
(0.03)	(1.76)	—	$13.18	6.05%	$15.20	(3.26)%	3.47%	12.89%	$303,259	100%
—	(2.58)	—	$13.85	7.80%	$17.51	24.15%	2.92%	13.66%	$306,699	97%
—	(2.68)	—	$15.03	15.46%	$16.50	16.49%	2.12%	14.08%	$313,731	73%
—	(1.18)	(0.03)	$15.32	15.50%	$16.67	20.06%	1.11%	10.15%	$299,772	76%

—	(0.84)	—	$7.63	(41.82)%	$9.23	(36.83)%	3.35%	13.64%	$261,046	31%
—	(1.89)	—	$14.10	9.45%	$15.71	10.96%	2.83%	12.46%	$468,879	85%
—	(0.12)	(0.02)	$14.54	2.27%	$15.98	7.38%	0.71%	6.72%	$453,523	131%

(0.01)	(0.82)	—	$7.48	(37.55)%	$8.36	(39.25)%	3.61%	10.01%	$212,929	34%
(0.05)	(1.76)	—	$12.89	6.18%	$14.81	(1.09)%	3.50%	12.17%	$359,230	106%
—	(2.27)	—	$13.54	9.95%	$16.70	22.60%	2.94%	12.80%	$362,768	101%
—	(1.68)	—	$14.23	10.87%	$15.74	9.68%	1.70%	12.47%	$359,781	69%
—	—	(0.02)	$14.31	(0.14)%	$16.00	6.67%	0.87%	3.87%	$300,547	0%

REGIONS MORGAN KEEGAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

(UNAUDITED)

1	Organization

RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (each a “Fund” and collectively, the “Funds”) were organized as separate Maryland corporations on September 7, 2004, April 16, 2003, November 14, 2005 and January 16, 2004, respectively. Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company with its own investment objective.

Each Fund is authorized to issue 1,000,000,000 shares of capital stock with a par value of $0.0001 per share. The Funds’ Boards are authorized to classify and reclassify any unissued shares of capital stock from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or terms and conditions of redemption of such shares by the Funds. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares, when issued, will be fully paid and non-assessable. Common stockholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative. The Funds have no present intentions of offering additional shares, except as described in the Dividend Reinvestment Plan.

Under each Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the accounting principles generally accepted in the United States (“GAAP”).

REGIONS MORGAN KEEGAN FUNDS

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc.’s (the “Adviser”) Valuation Committee, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value (“NAV”) as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines

REGIONS MORGAN KEEGAN FUNDS

that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that are considered by the Valuation Committee in determining the fair value of a security are: (1) type of security; (2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) for restricted securities, the discount from market value of unrestricted securities of the same class at the time of purchase; (5) the existence of a shelf registration for restricted securities; (6) information as to any transactions or offers with respect to the security; (7) special reports prepared by analysts; (8) the existence of merger proposals, tender offers or similar events affecting the security; (9) the price and extent of public trading in similar securities of the issuer or comparable companies; (10) the fundamental analytical data relating to the investment; (11) the nature and duration of restrictions on disposition of the securities; and (12) evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The current market instability has also affected the liquidity of the Funds’ portfolios. Under current market conditions, many of the Funds’ portfolio securities may be deemed to be illiquid. “Illiquid securities” are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses can adversely impact the Funds’ net asset values per share.

In light of the market instability and the complexity of fair value judgments, the Funds, effective August 2007, have retained an independent valuation consultant to assist in determining the fair value of certain of the Funds’ portfolio securities. Fair valuation procedures are currently being used to value a substantial portion of the assets of the Funds. The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in this valuation process.

The degree of judgment involved in determining the fair value of an investment security is dependent upon the availability of quoted market prices or observable

REGIONS MORGAN KEEGAN FUNDS

market parameters. When observable market prices and parameters do not exist, judgment is necessary to estimate fair value. The valuation process takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, security seasoning, and market dislocation. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

As of September 30, 2007, certain debt securities held by RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. were fair valued and the total value of these securities represented approximately 55.3%, 54.5%, 58.2% and 55.7% of the total investments of each Fund, respectively.

Investment Transactions and Investment Income—Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses—Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets.

Dividends and Other Distributions to Stockholders—Each Fund declares quarterly and pays monthly dividends to its stockholders from its net investment income and declares and pays distributions from other sources from time to time. Each Fund also pays distributions at least annually from its net realized capital gains, if any. All common shares have equal dividend and other distribution rights. Dividends and other distributions to stockholders are recorded on the ex-distribution date. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of each Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences

REGIONS MORGAN KEEGAN FUNDS

are permanent in nature (e.g., reclassification of market discounts, net operating losses, paydowns and distributions), they are reclassified within the composition of net assets based on their federal tax treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed such income and gains for tax purposes, they are reported as return of capital.

Repurchase Agreements—The Funds may purchase instruments from financial institutions, such as banks and broker dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). The Funds may invest in repurchase agreements with institutions that are deemed by the Adviser to be of good standing and creditworthy. A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which is at all times at least equal to the principal amount of the repurchase transaction and accrued interest. In the event of counterparty default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. However, there could be potential losses to the Funds in the event of default or bankruptcy by the counterparty to the agreement if the Funds are delayed or prevented from exercising their rights to dispose of the collateral, including the risk of possible decline in the value of the collateral during the period while the Funds seek to assert their rights.

Option Writing—When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

REGIONS MORGAN KEEGAN FUNDS

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash—Cash represents deposits in bank accounts.

Accounting Pronouncements—Effective September 28, 2007, the Funds became subject to Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 requires the evaluation, recognition, measurement, and disclosure in financial statements of tax positions taken on previously filed tax returns or expected to be taken on future returns. Each tax position must meet a recognition threshold that it is “more-likely-than-not” (i.e., has a likelihood of more than 50%), based on the technical merits, that the position will be sustained upon examination by the applicable taxing authority. In evaluating whether a tax position has met the threshold, a Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position not deemed to meet the “more-likely-than-not” threshold is recorded as a tax expense in the current year.

The Funds have reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major taxing jurisdictions, including the Internal Revenue Service. As of September 30, 2007, open taxable years consisted of the taxable years ended March 31, 2004, through 2007. No examination of any Fund is currently in progress.

Each Fund has reviewed all its open taxable years for all major taxing jurisdictions and concluded that application of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on any Fund’s tax return for the taxable year ended March 31, 2007. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in GAAP and expands financial statement disclosures about fair value measurements that are relevant to mutual

REGIONS MORGAN KEEGAN FUNDS

funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Adviser is evaluating the application of FAS 157 to each Fund and is not in a position at this time to estimate the significance of its impact on each Fund’s financial statements. The Funds have chosen not to adopt this standard early.

3	Agreements and Other Transactions with Affiliates

Investment Adviser—The Funds have entered into Investment Advisory Agreements with Morgan Asset Management, Inc., the Adviser, a wholly owned subsidiary of MK Holding, Inc., which is a wholly owned subsidiary of Regions Financial Corporation (“Regions”). Under the terms of the agreements, the Funds are charged an annual advisory fee of 0.65% based on a percentage of each Fund’s average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage.

Accounting and Administrative Services—The Funds have entered into Accounting and Administrative Services Agreements with Morgan Keegan & Company, Inc. (“Morgan Keegan”), a wholly owned subsidiary of Regions. Under the terms of the agreements, Morgan Keegan provides portfolio accounting services and certain administrative personnel and services to the Funds for an annual fee of 0.15% based on a percentage of each Fund’s average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. Morgan Keegan also provides an employee to serve as the Funds’ Chief Compliance Officer for which Morgan Keegan receives no additional compensation from the Funds.

Directors and Officers—Certain of the officers and directors of the Funds are also officers or directors of the Adviser, Morgan Keegan or Regions. Such officers and directors of the Funds who are “interested persons” as defined in the 1940 Act receive no salary or fees from the Funds.

Each Fund director who is not an interested person as described above (an “Independent Director”) receives from each Fund an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended. Each chairperson of the Independent Directors Committee and Audit Committee receives from each Fund annual compensation of $500. An additional $1,500 is paid to the Independent Directors for attending special Board meetings in person, and an additional $500 is paid for attending special Board meetings by telephone. For committee meetings that are not held in conjunction with a full Board meeting, an additional $1,000 is paid to the Independent Directors for attending in-person committee meetings, and $500 is

REGIONS MORGAN KEEGAN FUNDS

paid for attending telephonic committee meetings. No Officer or Director is entitled to receive pension or retirement benefits from the Funds.

Other Transactions—For the six months ended September 30, 2007, Morgan Keegan earned no underwriting discounts, direct commissions or dealer incentives on the sales and purchases of investment securities.

4	Option Transactions

Transactions in options written during the six months ended September 30, 2007 were as follows:

	RMK Advantage Income Fund		RMK High Income Fund		RMK Multi-Sector High Income Fund		RMK Strategic Income Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at March 31, 2007	64	$13,753	52	$11,165	107	$22,662	85	$18,324
Options written	418	58,345	309	40,229	442	57,631	346	44,344
Options terminated in closing purchase transactions	—	—	—	—	—	—	—	—
Options expired	(160)	(19,066)	(110)	(11,038)	(198)	(19,972)	(137)	(15,327)
Options exercised	(322)	(53,032)	(251)	(40,356)	(351)	(60,321)	(294)	(47,341)

Options outstanding at September 30, 2007	—	$—	—	$—	—	$—	—	$—

5	Investment Transactions

During the six months ended September 30, 2007, cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund were as follows:

	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Cost of Investments	$157,089,581	$122,147,724	$163,955,115	$139,618,225
Proceeds from Sales	214,168,339	164,207,760	230,443,946	184,921,976

6	Credit Facilities

The Funds are permitted to borrow up to one-third of the value of their total assets, including such borrowings, for investment purposes. Such borrowing is referred to

REGIONS MORGAN KEEGAN FUNDS

as leveraging and the Funds have collateralized bank lines of credit for this purpose. As of September 30, 2007, the Funds’ borrowing arrangements were as follows:

■

RMK Advantage Income Fund has a collateralized $160,000,000 bank line of credit, which matures in March of 2008. The Fund maintains a separate collateral account for assets it pledges as collateral under the line of credit. Generally, the Fund holds all of its investment securities, other than equity securities, in that account and therefore pledges those securities as collateral under the borrowing arrangement; the collateral may be sold. As of September 30, 2007, the outstanding balance on the line of credit was $83,000,000. Borrowings under this agreement bear interest at a variable rate determined by the bank’s conduit program, which has historically been slightly below LIBOR. Fees of 0.11% per annum are paid on the total line of credit, regardless of usage, and of 0.21% per annum on the outstanding amount of borrowings. The average balance during the six months ended September 30, 2007 was $130,857,143 or $4.13 per share, based on average shares outstanding of 31,718,012. The average interest rate during the six months ended September 30, 2007 was 5.399%. The maximum amount of borrowings outstanding at any month-end during the period was $150,000,000.

■

RMK High Income Fund has a collateralized $125,000,000 bank line of credit, which matures in December of 2007. All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of September 30, 2007, the outstanding balance on the line of credit was $64,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.375% per annum. Fees of 0.075% per annum are paid on the total line of credit, regardless of usage. The average balance during the six months ended September 30, 2007 was $100,857,143 or $4.34 per share, based on average shares outstanding of 23,220,579. The average interest rate during the six months ended September 30, 2007 was 5.763%. The maximum amount of borrowings outstanding at any month-end during the period was $115,000,000.

■

RMK Multi-Sector High Income Fund has a collateralized $180,000,000 bank line of credit, which matures in March of 2008. The Fund maintains a separate collateral account for assets it pledges as collateral under the line of credit. Generally, the Fund holds all of its investment securities, other than equity securities, in that account and therefore pledges those securities as collateral

REGIONS MORGAN KEEGAN FUNDS

under the borrowing arrangement; the collateral may be sold. As of September 30, 2007, the outstanding balance on the line of credit was $97,000,000. Borrowings under this agreement bear interest at a variable rate determined by the bank’s conduit program, which has historically been slightly below LIBOR. Fees of 0.11% per annum are paid on the total line of credit, regardless of usage, and of 0.21% per annum on the outstanding amount of borrowings. The average balance during the six months ended September 30, 2007 was $149,142,857 or $4.43 per share, based on average shares outstanding of 33,697,996. The average interest rate during the six months ended September 30, 2007 was 5.399%. The maximum amount of borrowings outstanding at any month-end during the period was $170,000,000.

■

RMK Strategic Income Fund has a collateralized $150,000,000 bank line of credit, which matures in July of 2008. All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of September 30, 2007, the outstanding balance on the line of credit was $83,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.375% per annum. Fees of 0.075% per annum are paid on the total line of credit, regardless of usage. The average balance during the six months ended September 30, 2007 was $124,142,857 or $4.41 per share, based on average shares outstanding of 28,131,421. The average interest rate during the six months ended September 30, 2007 was 5.743%. The maximum amount of borrowings outstanding at any month-end during the period was $140,000,000.

7	Federal Tax Information

Each Fund is treated as a separate corporation for federal tax purposes. No provision for federal income or excise taxes is required because each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all its net investment income and net realized capital gains to its stockholders.

Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage-backed and asset-backed securities, distribution reclassification, return of capital and real estate investment trust adjustments.

REGIONS MORGAN KEEGAN FUNDS

Permanent book and tax differences, if any, relating to stockholder distributions will result in reclassifications to paid-in-capital. These reclassifications have no effect on net assets or NAVs per share. Any undistributed net income and gain remaining at fiscal year-end is distributed in the following year.

For the six months ended September 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Undistributed Net Investment Income	$6,720,121	$2,931,006	$3,474,565	$7,190,671
Accumulated Net Realized Gain/(Loss) on Investments	(6,720,121)	(2,931,006)	(3,474,565)	(7,190,671)

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended March 31, 2007 was as follows:

	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Ordinary Income(1)	$53,824,303	$39,669,226	$60,693,132	$46,455,071
Long-Term Capital Gains	—	—	68	—
Return of Capital	—	—	—	1,565,360

Total Distributions	$53,824,303	$39,669,226	$60,693,200	$48,020,431

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Capital Loss Carryforwards—At March 31, 2007, RMK Strategic Income Fund, Inc. had capital loss carryforwards of $5,339,876 and $193,592 expiring in 2014 and 2015, respectively. These capital loss carryforwards will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to stockholders that would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Post-October Losses Deferred—Pursuant to federal income tax regulations applicable to regulated investment companies, the Funds have elected to treat net

REGIONS MORGAN KEEGAN FUNDS

capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following taxable year. There were no post-October losses for the fiscal year ended March 31, 2007.

8	Below Investment Grade Debt Securities Risk

The Funds may invest in investment grade and below investment grade debt securities, including mortgage-backed and asset-backed securities. Below investment grade debt securities, commonly known as “junk bonds,” involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the net asset value of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change, such as the recent market environment, can be expected to result in significant volatility of prices for these securities. Rating Services consider these securities to be speculative in nature.

BOARD OF DIRECTORS AND OFFICERS

The following tables set forth information concerning the Directors and Officers of the Funds. All persons named as Directors and Officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan fund complex overseeing a total of eighteen portfolios. The Regions Morgan Keegan fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc.

An asterisk (*) indicates the Directors and/or Officers who are “interested persons” of the Funds as defined by the 1940 Act by virtue of their positions with the Adviser, Morgan Keegan and/or Regions, the publicly held parent of the Adviser, and its other subsidiaries. The Statement of Additional Information for each Fund includes additional information about the Fund’s Directors as of the time of the Fund’s initial public offering and is available upon request, without charge, by calling the Funds toll-free at 800-564-2188.

DIRECTORS

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Allen B. Morgan, Jr.* Age 65, Chairman and Director, Since 2003/2004/2005(3)	Mr. Morgan has served as a Director and Vice-Chairman of Regions Financial Corporation since 2001 and 2003, respectively. He also has served as a Director of Morgan Asset Management, Inc. since 1993. Mr. Morgan has been Chairman of Morgan Keegan & Company, Inc. since 1969 and Executive Managing Director of Morgan Keegan & Company, Inc. since 1969.

J. Kenneth Alderman* Age 55, Director, Since 2003/2004/2005(3)	Mr. Alderman has been President of Regions Morgan Keegan Trust and Vice-Chairman and Chief Executive Officer of Morgan Asset Management, Inc. since 2002. He has been Executive Vice President of Regions Financial Corporation since 2000. He is a Certified Public Accountant and he holds the Chartered Financial Analyst designation.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Jack R. Blair Age 65, Director, Since 2005	Mr. Blair serves as non-executive Chairman of DJO, Inc. (orthopedic equipment). He also serves as a director of NuVasive, Inc. (medical device company), Buckman Laboratories, Inc. (specialty chemicals manufacturer) and Active Implants Corporation (orthopedic medical device company). Mr. Blair served as non-executive Chairman of SCB Computer Technology, Inc. from September 2000 until March 2004 when the company was acquired by CIBER, Inc.

Albert C. Johnson Age 62, Director, Since 2005	Mr. Johnson has been an independent financial consultant since 1998. He also has served as a Director of Books-A-Million, Inc. since 2005. He was Senior Vice President and Chief Financial Officer of Dunn Investment Company (construction) from 1994 to 1998. He also was with Arthur Andersen LLP from 1965 to 1994, retiring as the Managing Partner of the firm’s Birmingham Office.

James Stillman R. McFadden Age 50, Director, Since 2003/2004/2005(3)	Mr. McFadden has been Chief Manager of McFadden Communications, LLC (commercial printing) since 2002. He also has served as a Director for several private companies since 1997.

W. Randall Pittman Age 53, Director, Since 2003/2004/2005(3)	Mr. Pittman has been Chief Financial Officer of Emageon Inc. (healthcare information systems) since 2002. From 1999 to 2002, he was Chief Financial Officer of BioCryst Pharmaceuticals, Inc. (biotechnology). From 1998 to 1999, he was Chief Financial Officer of ScandiPharm, Inc. (pharmaceuticals). From 1995 to 1998, he served as Senior Vice President – Finance of CaremarkRx (pharmacy benefit management). From 1983 to 1995, he held various positions with AmSouth Bancorporation (bank holding company), including Executive Vice President and Controller.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Mary S. Stone Age 57, Director, Since 2003/2004/2005(3)	Ms. Stone has been a professor at the University of Alabama Culverhouse School of Accountancy since 1981 and held the Hugh Culverhouse Endowed Chair of Accountancy since 2002. She has served as Director of the Culverhouse School of Accountancy since 2004. She is also a former member of Financial Accounting Standards Advisory Council, AICPA, Accounting Standards Executive Committee and AACSB International Accounting Accreditation Committee. She is a Certified Public Accountant.

Archie W. Willis, III Age 49, Director, Since 2003/2004/2005(3)	Mr. Willis has been President of Community Capital (financial advisory and real estate development) since 1999 and Vice President of Community Realty Company (real estate brokerage) since 1999. He was a First Vice President of Morgan Keegan & Company, Inc. from 1991 to 1999. He also has served as a Director of Memphis Telecom, LLC since 2001 and a Member of the Advisory Board of Tri-State Bank of Memphis since 2006.
(1)	The address of each Director is c/o the Funds, 50 North Front Street, 21st Floor, Memphis, Tennessee 38103.

(2)

Each Fund’s Board of Directors is divided into three classes: Class I, Class II and Class III. The terms of office of the Class I, Class II and Class III Directors expire at the Annual Meeting of Stockholders in the year 2010, year 2008 and year 2009, respectively. Each Director who is not an interested person of the Fund serves on the Funds’ Audit, Independent Directors and Qualified Legal Compliance Committees.

(3)

RMK High Income Fund, RMK Strategic Income Fund, RMK Advantage Income Fund and RMK Multi-Sector High Income Fund commenced investment operations on June 24, 2003, March 18, 2004, November 8, 2004 and January 19, 2006, respectively.

BOARD OF DIRECTORS AND OFFICERS

OFFICERS

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years

Brian B. Sullivan* Age 52, President, Since 2006	Mr. Sullivan has served as President and Chief Investment Officer of Morgan Asset Management, Inc. since 2006. From 1999 to 2002 and from 2005 to 2007, Mr. Sullivan has served as President of AmSouth Asset Management, Inc., which merged into Morgan Asset Management, Inc. in late 2007. From 1996 to 1999 and from 2002 to 2005, Mr. Sullivan served as Vice President of AmSouth Asset Management, Inc. Since joining AmSouth Bank in 1982 through 1996, Mr. Sullivan served in various capacities including Equity Research Analyst and Chief Fixed Income Officer and was responsible for Employee Benefits Portfolio Management and Regional Trust Investments. He holds the Chartered Financial Analyst designation.

Thomas R. Gamble* Age 64, Vice President, Since 2003/2004/2005(3)	Mr. Gamble has been an executive at Regions Financial Corporation since 1981. He was a Corporate IRA Manager from 2000 to 2001 and a Senior Vice President and Manager of Employee Benefits at the Birmingham Trust Department of Regions Bank from 1981 to 2000.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years

J. Thompson Weller* Age 42, Treasurer, Since 2006 and Assistant Secretary, Since 2003/2004/2005(3)	Mr. Weller has been a Managing Director and Controller of Morgan Keegan & Company, Inc. since 2001. He was Senior Vice President and Controller of Morgan Keegan & Company, Inc. from 1998 to 2001, Controller and First Vice President from 1997 to 1998, Controller and Vice President from 1995 to 1997 and Assistant Controller from 1992 to 1995. Mr. Weller also served as a Business Systems Analyst in the Investment Information Division of Metropolitan Life Insurance Co. from 1991 to 1992. Mr. Weller was also with Arthur Andersen & Co. in 1988 and Andersen Consulting from 1989 to 1991.

Charles D. Maxwell* Age 53, Secretary and Assistant Treasurer, Since 2003/2004/2005(3)	Mr. Maxwell has been Executive Managing Director, Chief Financial Officer, Treasurer and Secretary of Morgan Keegan & Company, Inc. since 2006. Mr. Maxwell previously served as Managing Director of Morgan Keegan & Company, Inc. from 1998 to 2006 and Assistant Treasurer and Assistant Secretary of Morgan Keegan & Company, Inc. from 1994 to 2006. Mr. Maxwell has been Secretary and Treasurer of Morgan Asset Management, Inc. since 1993. He was Senior Vice President of Morgan Keegan & Company, Inc. from 1995 to 1997. Mr. Maxwell also was with the accounting firm of Ernst & Young LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years

Michele F. Wood* Age 38, Chief Compliance Officer, Since 2006	Ms. Wood has been the Chief Compliance Officer of Morgan Asset Management, Inc. since 2006 and is also a Senior Vice President of Morgan Keegan & Company, Inc. She was a Senior Attorney and First Vice President of Morgan Keegan & Company, Inc. from 2002 to 2006. She was a Staff Attorney with FedEx Corporation from 2001 to 2002 specializing in employment litigation. She was an Associate with Ford & Harrison LLP from 1997 to 2001.
(1)

The address of Messrs. Weller and Maxwell and Ms. Wood is 50 North Front Street, Memphis, Tennessee 38103. The address of Messrs. Sullivan and Gamble is 1901 6th Avenue North, 4th Floor, Birmingham, Alabama 35203.

(2)	Officers of the Funds are elected and appointed annually by the Board of Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

(3)

RMK High Income Fund, RMK Strategic Income Fund, RMK Advantage Income Fund and RMK Multi-Sector High Income Fund commenced investment operations on June 24, 2003, March 18, 2004, November 8, 2004 and January 19, 2006, respectively.

SUPPLEMENTAL INFORMATION

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

On October 26, 2007, the continuance of the investment advisory agreements (the “Advisory Agreements”) for RMK Advantage Income Fund, RMK High Income Fund, RMK Multi-Sector High Income Fund and RMK Strategic Income Fund was considered and unanimously approved by each Fund’s Board of Directors. The Boards had previously met in person on August 23, 2007 and continued the Advisory Agreements on an interim basis through October 31, 2007. The Independent Directors were assisted by independent legal counsel during their deliberations. The Independent Directors received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreements. They met with such counsel separately from representatives of the Adviser to discuss the contract review.

In evaluating the Advisory Agreements, the Boards reviewed information furnished by Morgan Asset Management, Inc. (“MAM”), the Adviser, including information regarding its affiliates and its personnel and operations.

In approving the continuance of each Advisory Agreement, each respective Board determined that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement on behalf of its respective Fund is in the best interests of that Fund. The Boards specifically considered the following as relevant to its recommendations: (1) the nature, extent, and quality of the services provided by MAM; (2) the performance of each Fund compared to its benchmark index and a peer group of investment companies; (3) the costs of the services provided and profits realized by MAM and its affiliates from their relationship with each Fund; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. The Boards also evaluated the terms of the Advisory Agreements, the overall fairness of the Advisory Agreements to each Fund and whether the Advisory Agreements were in the best interests of each Fund. In their deliberations, the Boards did not identify any single factor or information as all-important or controlling, and each Director may have attributed different weights to the various factors.

With respect to the nature, extent and quality of the services provided by MAM, the Boards considered MAM’s investment process, the qualifications and experience of the portfolio managers, and the experience and staffing of MAM’s investment research personnel who perform services for each Fund. The Boards also noted the extensive responsibilities that MAM has as investment adviser to the Funds. In particular, the Boards considered that MAM is responsible for making

SUPPLEMENTAL INFORMATION

investment decisions on behalf of the Funds and placing all orders for the purchase and sale of investments for the Funds. The Boards further considered MAM’s policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers and reviewed the products MAM receives in connection with soft dollars generated by Fund brokerage. In considering MAM’s financial condition, the Boards reviewed financial information regarding the company and its affiliates.

With respect to performance of the Funds, the Boards considered the performance of each Fund on both a market return and net asset value basis relative to each Fund’s benchmark index and a peer group of investment companies pursuing broadly similar strategies. The Boards also considered performance in relation to the degree of risk undertaken by the portfolio manager. The Boards noted that each Fund’s NAV had suffered from declining market values of its securities as a result of market developments in 2007. The Boards discussed each Fund’s performance with MAM and discussed steps that MAM had taken, or intended to take, to improve each Fund’s performance.

The Boards also examined the advisory fees payable under the Advisory Agreements and the total expense ratio of each Fund in light of the advisory fees and total expense ratios for its peer group. The Boards noted that the advisory fees and the total expense ratios for each Fund were near the mean of figures provided by an independent data service for other leveraged high current yield funds while the advisory fees were at, and the total expense ratios were slightly above, the median of figures for the other leveraged high current yield funds. In this connection, the Boards evaluated MAM’s costs and profitability in providing services to the Funds, including the costs associated with personnel, systems, infrastructure and certain other expenses necessary to perform their functions. The Boards determined that MAM’s profitability on a fund-by-fund and complex-wide basis were reasonable. The Boards further considered the contractual expense caps put in place for each Fund. The Boards also determined that other than the service fees for other services provided to the Funds by affiliates of MAM and certain soft dollar research services it obtains, MAM and its affiliates do not receive any material ancillary benefits as a result of MAM’s relationship with the Funds.

The Boards evaluated actual and anticipated economies of scale in relation to the services MAM provides to each Fund. The Boards considered that each Fund was a closed-end fund that is not continuously offering shares and that, without daily inflows and outflows of capital, there were not at this time significant economies of scale to be realized by MAM in managing each Fund’s assets.

SUPPLEMENTAL INFORMATION

Based on these considerations, the Boards concluded that: (1) the Funds were likely to benefit from the nature, quality and extent of MAM’s services; and (2) MAM has the resources to provide the services and to carry out its responsibilities under the Advisory Agreements. The Boards also concluded that MAM’s compensation, including ancillary benefits, is fair and reasonable.

Based on the foregoing, the Boards, including the Independent Directors, approved continuation of the Advisory Agreements, as in the best interest of the respective Funds.

SUPPLEMENTAL INFORMATION

DIVIDEND REINVESTMENT PLAN

The Funds offer a dividend reinvestment plan (the “Plan”) pursuant to which stockholders, unless they elect otherwise, automatically have dividends and other distributions reinvested in common shares of the Fund by Computershare Trust Company, N.A. and Computershare Shareholder Services, Inc. (together, the “Plan Agent”). Stockholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the recordholder by the Plan Agent.

How the Plan Works

After a Fund declares a dividend or determines to make other distributions, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of newly-issued shares of the Fund or (ii) by open-market purchases as follows:

■

If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly-issued shares on behalf of the participants. The number of newly-issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

■

If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the New York Stock Exchange (“NYSE”), in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus estimated brokerage commissions), the Plan Agent will cease its purchases. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than

SUPPLEMENTAL INFORMATION

thirty (30) days after the payment date, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the federal securities laws. If the Plan Agent is unable to invest the full amount through open-market purchases during the purchase period, the Plan Agent will request that, with respect to the uninvested portion of such amount, the Fund issue new shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the NAV per share (minus estimated brokerage commissions) equals or is less than the market price per share.

Costs of the Plan

The Plan Agent’s fees for the handling of the reinvestment of dividends and other distributions will be paid by the Funds. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be subject to a $15.00 service fee and a $0.12 per share sold processing fee (which includes applicable brokerage commissions the Plan Agent is required to pay). The participant will not be charged any other fees for this service. However, each Fund reserves the right to amend the Plan to include a service fee payable by the participant.

Tax Implications

The automatic reinvestment of dividends or other distributions does not relieve participants of any taxes that may be payable on such distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax returns. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

Right to Withdraw

Participants may withdraw from the Plan by calling the Plan Agent at 800-426-5523, writing to the Plan Agent at 250 Royall Street, Canton, Massachusetts 02021 or completing and returning the transaction form attached to each Plan statement. The withdrawal will be effective immediately if the participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or other distribution record date. Otherwise, the withdrawal will be effective the first trading day after the payment date for the dividend or other distribution with respect to any subsequent dividend or other distribution.

SUPPLEMENTAL INFORMATION

PRIVACY POLICY NOTICE

The Funds and their agents (referred to as the “Funds,” “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and stockholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect

The Funds collect nonpublic personal information about you from the following sources:

■

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

■

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

■	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share the nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

■

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to stockholders.

SUPPLEMENTAL INFORMATION

■

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

■

We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker-dealer or other financial intermediary through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any non-affiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information. Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SUPPLEMENTAL INFORMATION

Employee Access To Information

All of the Funds’ employees and agents must adhere to the Funds’ policy on confidentiality. Access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website

■

The Funds’ website (www.rmkfunds.com) gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and stockholders.

■	Information or data entered into a website will be retained.

■

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

■

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal

SUPPLEMENTAL INFORMATION

account information or change account registration. We can, however, use e-mail to provide you with the necessary forms. You can also use customer service to do so. Call us toll-free at 800-564-2188.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes To Our Privacy Statement

The Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

SUPPLEMENTAL INFORMATION

ANNUAL MEETINGS OF STOCKHOLDERS

At the annual meetings of stockholders of RMK Advantage Income Fund, RMK High Income Fund, RMK Multi-Sector High Income Fund and RMK Strategic Income Fund held on Friday, July 13, 2007, stockholders of each Fund elected J. Kenneth Alderman and James Stillman R. McFadden to continue to serve as Class I Directors of each Fund until the annual meeting of stockholders in 2010, or until their successors are elected and qualified.

The results of the tabulation of the votes cast at the annual meeting of stockholders are as follows:

RMK Advantage Income Fund

NOMINEES:	FOR	WITHHELD
J. Kenneth Alderman	30,341,515	151,710
James Stillman R. McFadden	30,343,884	149,341

RMK High Income Fund

NOMINEES:	FOR	WITHHELD
J. Kenneth Alderman	22,235,354	187,847
James Stillman R. McFadden	22,229,858	193,343

RMK Multi-Sector High Income Fund

NOMINEES:	FOR	WITHHELD
J. Kenneth Alderman	32,415,665	165,426
James Stillman R. McFadden	32,412,858	168,233

RMK Strategic Income Fund

NOMINEES:	FOR	WITHHELD
J. Kenneth Alderman	26,611,437	231,534
James Stillman R. McFadden	26,602,991	239,980

SUPPLEMENTAL INFORMATION

ANNUAL CERTIFICATIONS

Each Fund is listed on the NYSE. As a result, each Fund is subject to certain corporate governance listing standards promulgated by the NYSE pursuant to which each Fund must include the following information in its annual report. Each Fund has submitted to the NYSE the required annual certification of its Chief Executive Officer. During the fiscal year covered by its last annual report each Fund also has filed the certifications of its Chief Executive Officer and Chief Financial Officer required by Rule 30a-2 under the 1940 Act with the Securities and Exchange Commission.

PROXY VOTING POLICIES & PROCEDURES & RECORD OF VOTING ACTIVITY

The Funds vote proxies related to their portfolio securities according to a set of policies and procedures approved by the Funds’ Boards of Directors. You may view the proxy voting activity for each Fund during the most recent twelve month period ended June 30 as well as a description of the policies and procedures, without charge, by calling 800-564-2188, by visiting the Fund’s website at www.rmkfunds.com or by visiting the SEC’s website at www.sec.gov.

QUARTERLY REPORTS ON PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings as of the first and third quarters of their fiscal years on Form N-Q with the SEC no more than sixty days after the close of those quarters. You may obtain each Fund’s Form N-Q filings, without charge, by calling 800-564-2188 or you may view these filings by visiting the SEC’s website at www.sec.gov. Each Fund’s last Form N-Q filing is available on the Fund’s website at www.rmkfunds.com. Each Fund’s Form N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information regarding the operation of the Public Reference Room.

SUPPLEMENTAL INFORMATION

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended March 31, 2007, the amount of capital gain dividends designated by RMK Advantage Income Fund, RMK High Income Fund, RMK Multi-Sector High Income Fund and RMK Strategic Income Fund were $0, $0, $68 and $0, respectively.

For the fiscal year ended March 31, 2007, 6.28%, 5.75%, 4.44% and 6.62% of the income dividends paid by RMK Advantage Income Fund, RMK High Income Fund, RMK Multi-Sector High Income Fund and RMK Strategic Income Fund, respectively, (1) qualified as “qualified dividend income,” which generally is subject to a maximum federal income tax rate of 15%, for individual stockholders (complete information is reported on Form 1099-DIV) and (2) qualified for the dividends-received deduction available to corporate stockholders.

SUPPLEMENTAL INFORMATION

SERVICE PROVIDERS

INVESTMENT ADVISER Morgan Asset Management, Inc. 1901 6th Avenue North, 4th Floor Birmingham, Alabama 35203	ADMINISTRATOR Morgan Keegan & Company, Inc. Morgan Keegan Tower 50 North Front Street Memphis, Tennessee 38103

CUSTODIAN State Street Bank & Trust Company 801 Pennsylvania Avenue Kansas City, Missouri 64105	LEGAL COUNSEL Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, DC 20006

TRANSFER AGENT Computershare Shareholder Services, Inc. 250 Royall Street Canton, Massachusetts 02021	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP One North Wacker Chicago, Illinois 60606

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Statements and other information contained in this report are as dated and are subject to change.

REGIONS MORGAN KEEGAN FUND COMPLEX

The Regions Morgan Keegan fund complex offers mutual funds with a broad variety of investment objectives to meet the financial needs of all types of investors. With approximately $4.9 billion in assets, the fund complex includes five equity funds, one balanced fund, five bond funds, one tax-exempt bond fund, two money market funds and four closed-end bond funds. You may see an overview of each Fund by visiting the Funds’ website at www.rmkfunds.com. You may also download each Fund’s most recent marketing flyer, prospectus, and annual and semi-annual reports to shareholders.

REGIONS MORGAN KEEGAN SELECT FAMILY OF FUNDS

■	EQUITY FUNDS

Regions Morgan Keegan Select Mid Cap Growth Fund

Regions Morgan Keegan Select Growth Fund

Regions Morgan Keegan Select Core Equity Fund

Regions Morgan Keegan Select Mid Cap Value Fund

Regions Morgan Keegan Select Value Fund

■	BALANCED FUND

Regions Morgan Keegan Select Balanced Fund

■	BOND FUNDS

Regions Morgan Keegan Select High Income Fund

Regions Morgan Keegan Select Intermediate Bond Fund

Regions Morgan Keegan Select Fixed Income Fund

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Regions Morgan Keegan Select Short Term Bond Fund

■	TAX-EXEMPT BOND FUND

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

■	MONEY MARKET FUNDS

Regions Morgan Keegan Select Treasury Money Market Fund

Regions Morgan Keegan Select Money Market Fund

REGIONS MORGAN KEEGAN CLOSED-END FUNDS

■	RMK Advantage Income Fund, Inc. (NYSE: RMA)
■	RMK High Income Fund, Inc. (NYSE: RMH)
■	RMK Multi-Sector High Income Fund, Inc. (NYSE: RHY)
■	RMK Strategic Income Fund, Inc. (NYSE: RSF)

Item 2.	Code of Ethics.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 3.	Audit Committee Financial Expert.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 4.	Principal Accountant Fees and Services.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 5.	Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 6.	Schedule of Investments.

This schedule is included as part of the report to stockholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to filing for period covered by this report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in the Fund’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No reportable purchases for the period covered by this report.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the stockholders may recommend nominees to the Fund’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Fund’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR and Form N-Q is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b)	The Fund’s certifying officers are not aware of any changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Fund specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund):	RMK Multi-Sector High Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	December 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	December 5, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	December 5, 2007